                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-09247
                                  ----------------------------------------------

             State Street Research Institutional Funds
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  1/31/04
                        -----------------
Date of reporting period:  02/01/04 - 07/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                                             [State Street Logo]

[Photos]

State Street Research
Institutional Funds

July 31, 2004


                                               Semiannual Report to Shareholders
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                              State Street Research
                                 Institutional
                             Core Fixed Income Fund

                    A bond fund investing in U.S. investment grade fixed income securities and seeking competitive total returns relative to the
                      Lehman Brothers Aggregate Bond Index.


                              State Street Research
                                  Institutional
                           Core Plus Fixed Income Fund

                    A bond fund investing in a broad spectrum
                   of fixed income securities, including high
                    yield and foreign securities, and seeking
                    competitive total returns relative to the
                      Lehman Brothers Aggregate Bond Index.


                              State Street Research
                                  Institutional
                              Large Cap Growth Fund

                       An equity fund investing in growth
                          companies seeking competitive
                          total returns relative to the
                          Russell 1000(R) Growth Index.


                              State Street Research
                                  Institutional
                             Large Cap Analyst Fund

                        An equity fund emphasizing stock
                      selection within a defined sector mix
                             and seeking competitive
                          total returns relative to the
                             Russell 1000(R) Index.

                           Summary Portfolio Schedule
               For the Six months ended July 31, 2004 (unaudited)

                              State Street Research
                      Institutional Core Fixed Income Fund



                Industries                  % of Fund Net Assets
----------------------------------------------------------------
 U.S. Agency Mortgage                                35.3
 Finance/Mortgage                                    31.1
 Commercial Paper                                    23.2
 U.S. Treasury                                       18.9
 Short-Term Investments                              17.1
 Corporate                                           10.0
 Foreign Government                                   1.4
 Foreign                                              0.7
 Cash and Other Assets, Less Liabilities            (37.7)
----------------------------------------------------------------
 Total                                              100.0
================================================================



                              State Street Research
                       Institutional Large Cap Growth Fund



                Industries                  % of Fund Net Assets
----------------------------------------------------------------
 Consumer Discretionary                              21.2
 Health Care                                         20.8
 Technology                                          20.6
 Financial Services                                  13.8
 Other                                                5.9
 Consumer Staples                                     5.8
 Other Energy                                         5.7
 Short-Term Investments                               4.1
 Commercial Paper                                     3.1
 Utilities                                            1.4
 Materials & Processing                               1.1
 Automobiles & Transportation                         0.5
 Cash and Other Assets, Less Liabilities             (4.0)
----------------------------------------------------------------
 Total                                              100.0
================================================================



                              State Street Research
                    Institutional Core Plus Fixed Income Fund


                Industries                  % of Fund Net Assets
----------------------------------------------------------------
 U.S. Agency Mortgage                                34.2
 Finance/Mortgage                                    29.5
 Commercial Paper                                    22.7
 U.S. Treasury                                       17.7
 Corporate                                           12.7
 Short-Term Investments                              10.3
 Foreign Government                                   3.5
 Foreign                                              0.4
 Cash and Other Assets, Less Liabilities            (31.0)
----------------------------------------------------------------
 Total                                              100.0
================================================================

                             State Street Research
                      Institutional Large Cap Analyst Fund

                Industries                  % of Fund Net Assets
----------------------------------------------------------------
 Financial Services                                  21.6
 Health Care                                         14.6
 Consumer Discretionary                              13.6
 Technology                                          12.6
 Utilities                                            7.4
 Consumer Staples                                     7.2
 Other                                                6.4
 Integrated Oils                                      4.1
 Producer Durables                                    4.0
 Materials & Processing                               3.9
 Other Energy                                         3.3
 Automobiles & Transportation                         1.0
 Cash and Other Assets, Less Liabilities              0.3
----------------------------------------------------------------
 Total                                              100.0
================================================================


Because of Active Management, there is no guarantee that the fund currently invests or will continue to invest in the securities or industries referenced.

About Your Fund's Expenses

As a fund shareholder, you incur ongoing expenses, which include management fees. The examples below illustrate the ongoing cost in dollars of investing in the funds for the purpose of comparing these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period shown.



                                                                      Beginning       Ending      Expenses
                                                                       Account       Account        Paid      Annualized
                                                                        Value         Value        During      Expense
 Six months ended July 31, 2004                                        1/31/2004     7/31/2004     Period*      Ratio**
------------------------------------------------------------------------------------------------------------------------
 Actual Fund Return
------------------------------------------------------------------
 State Street Research Institutional Core Fixed Income Fund             $1,000        $  999         $2          0.25%
 State Street Research Institutional Core Plus Fixed Income Fund        $1,000        $  997         $3          0.30%
 State Street Research Institutional Large Cap Growth Fund              $1,000        $  968         $4          0.45%
 State Street Research Institutional Large Cap Analyst Fund             $1,000        $  991         $4          0.45%

Hypothetical 5% Return
------------------------------------------------------------------
 State Street Research Institutional Core Fixed Income Fund             $1,000        $1,048         $3          0.25%
 State Street Research Institutional Core Plus Fixed Income Fund        $1,000        $1,047         $3          0.30%
 State Street Research Institutional Large Cap Growth Fund              $1,000        $1,046         $5          0.45%
 State Street Research Institutional Large Cap Analyst Fund             $1,000        $1,046         $5          0.45%



*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then dividing that result by the number of days in the year.

**The Investment Manager has contractually agreed to bear or reimburse certain fund operating expenses through June 1, 2005. Please refer to the fund's prospectus for more information.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by the $1,000, then multiply the result by the number shown for your fund under the column "Expenses Paid During the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return, therefore, this information may not be used to estimate your actual ending account balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. A fund's actual performance and expenses may be higher or lower. The funds do not charge transaction fees or carry a sales load.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio                                   July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 97.4%
U.S. Treasury 18.9%
U.S. Treasury Bond, 7.25% ..........   $ 975,000    5/15/2016   $1,191,480
U.S. Treasury Bond, 8.875% .........     850,000    2/15/2019    1,189,867
U.S. Treasury Bond, 6.25% ..........     650,000    8/15/2023      729,067
U.S. Treasury Bond, 6.25% ..........   1,050,000    5/15/2030    1,191,832
U.S. Treasury Note, 7.00%* .........   5,175,000    7/15/2006    5,598,098
U.S. Treasury Note, 6.50% ..........   1,275,000    2/15/2010    1,443,190
U.S. Treasury Note, 5.75% ..........     150,000    8/15/2010      164,490
U.S. Treasury Note, 4.00% ..........   2,000,000   11/15/2012    1,956,876
                                                             -------------
                                                                13,464,900
                                                             -------------
U.S. Agency Mortgage 35.3%
Federal Home Loan Mortgage
 Corp., 9.00% ......................       5,499   12/01/2009        5,911
Federal Home Loan Mortgage
 Corp., 4.00% ......................     350,000    3/15/2010      354,277
Federal Home Loan Mortgage
 Corp., 3.75% ......................     350,000    3/15/2011      353,413
Federal Home Loan Mortgage
 Corp., 5.50% ......................     638,629    7/01/2033      642,754
Federal National Mortgage
 Association, 8.00% ................       5,733    4/01/2008        6,062
Federal National Mortgage
 Association, 7.75% ................       5,758    5/01/2008        6,127
Federal National Mortgage
 Association, 8.00% ................       5,104    6/01/2008        5,401
Federal National Mortgage
 Association, 8.25% ................       3,139    7/01/2008        3,281
Federal National Mortgage
 Association, 8.50% ................      14,683    2/01/2009       15,659
Federal National Mortgage
 Association, 9.00% ................       1,497    5/01/2009        1,611
Federal National Mortgage
 Association, 3.50% ................     350,000    6/25/2010      351,835
Federal National Mortgage
 Association, 6.50% ................      48,123   12/01/2014       50,926
Federal National Mortgage
 Association, 7.00% ................      18,603   10/01/2015       19,751
Federal National Mortgage
 Association, 7.00% ................     401,444    1/01/2017      425,967
Federal National Mortgage
 Association, 5.00% ................     263,176    6/01/2018      265,479
Federal National Mortgage
 Association, 4.50% ................     201,926   10/01/2018      198,992
Federal National Mortgage
 Association, 5.00% ................     274,561    6/01/2023      272,882
Federal National Mortgage
 Association, 5.50% ................     162,786    1/01/2024      165,716
Federal National Mortgage
 Association, 7.50% ................      38,673    7/01/2029       41,461
Federal National Mortgage
 Association, 6.50% ................     188,586   12/01/2029      197,476
Federal National Mortgage
 Association, 7.00% ................      51,846    2/01/2030       54,966

--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
Federal National Mortgage
 Association, 5.50% ................   $ 384,894    5/01/2033   $  386,784
Federal National Mortgage
 Association, 5.50% ................     318,478   11/01/2033      320,042
Federal National Mortgage
 Association, 5.50% ................   1,045,523    1/01/2034    1,050,659
Federal National Mortgage
 Association, 5.00% ................   1,312,299    3/01/2034    1,283,366
Federal National Mortgage
 Association TBA, 6.50% ............     475,000    8/17/2019      501,867
Federal National Mortgage
 Association TBA, 6.00% ............   1,110,000    8/17/2019    1,158,563
Federal National Mortgage
 Association TBA, 5.50% ............   1,275,000    9/20/2019    1,308,406
Federal National Mortgage
 Association TBA, 5.00% ............   2,900,000    8/17/2019    2,920,845
Federal National Mortgage
 Association TBA, 4.50% ............   3,425,000    8/17/2019    3,368,275
Federal National Mortgage
 Association TBA, 4.00% ............     375,000    8/17/2019      359,531
Federal National Mortgage
 Association TBA, 7.00% ............     500,000    8/12/2034      528,125
Federal National Mortgage
 Association TBA, 6.50% ............   1,175,000    8/12/2034    1,226,040
Federal National Mortgage
 Association TBA, 6.00% ............   1,725,000    8/12/2034    1,769,203
Federal National Mortgage
 Association TBA, 5.50% ............     675,000    8/12/2034      676,688
Federal National Mortgage
 Association TBA, 5.00% ............     900,000    8/12/2034      877,219
Government National Mortgage
 Association, 6.50% ................       4,385    9/15/2008        4,650
Government National Mortgage
 Association, 6.50% ................      15,321    2/15/2009       16,272
Government National Mortgage
 Association, 7.50% ................      15,575    6/15/2009       16,410
Government National Mortgage
 Association, 6.50% ................      37,304    7/15/2009       39,592
Government National Mortgage
 Association, 7.50% ................      14,173   12/15/2009       15,116
Government National Mortgage
 Association, 7.50% ................     105,070   12/15/2014      112,483
Government National Mortgage
 Association, 7.00% ................      29,082    1/15/2025       31,060
Government National Mortgage
 Association, 7.00% ................      38,469   11/15/2028       40,949
Government National Mortgage
 Association, 6.50% ................     128,199   11/15/2028      134,530
Government National Mortgage
 Association, 7.50% ................      85,847   12/15/2028       92,539
Government National Mortgage
 Association, 7.00% ................      11,738    6/15/2029       12,482
Government National Mortgage
 Association, 6.50% ................      69,964    9/15/2029       73,352


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
Government National Mortgage
 Association, 6.50% ................   $  98,732    8/15/2031   $  103,434
Government National Mortgage
 Association, 5.50% ................     577,686    4/15/2033      582,404
Government National Mortgage
 Association, 6.00% ................     188,301    9/20/2033      193,681
Government National Mortgage
 Association, 6.00% ................     298,308   10/20/2033      307,864
Government National Mortgage
 Association, 5.00% ................     846,084   10/20/2033      829,632
Government National Mortgage
 Association, 6.00% ................     415,485   11/20/2033      427,355
Government National Mortgage
 Association, 6.00% ................     376,136    2/20/2034      386,811
Government National Mortgage
 Association, 5.50% ................     575,000    4/15/2033      578,234
                                                             -------------
                                                                25,174,410
                                                             -------------
Finance/Mortgage 31.1%
AIG Sunamerica Global Finance
 Inc. Sr. Note, 6.90%+ .............     100,000    3/15/2032      111,767
Allstate Financial Global
 Funding LLC Note, 2.50%+ ..........     150,000    6/20/2008      142,374
Amortizing Residential
 Collateral Trust Note 2002 Cl.
 B, 3.50% ..........................     150,000    7/25/2032      150,369
Amortizing Residential
 Collateral Trust Note 2002 Cl.
 M2, 2.55% .........................     150,000    7/25/2032      150,407
Artesia Mortgage Inc. Note
 1998-C1 Cl. D1, 6.89%+ ............     125,000    6/25/2030      135,507
BAE Systems Holdings Inc.
 Note, 6.66%+ ......................     377,404    9/15/2013      408,574
Bank of America Corp. Global
 Note, 7.40% .......................     225,000    1/15/2011      256,485
Bank One Issuance Tr, 2004 1
 Nt Cl B, 1.81%++ ..................     350,000    3/15/2012      350,000
Bankamerica Institution Bond
 Note Cap, 8.07%+ ..................     100,000   12/31/2026      111,333
Bear Stearns Commercial
 Mortgage Securities Inc. Note
 1999-C1 Cl. A2, 6.02% .............      25,000    2/14/2031       26,783
Bear Stearns Commercial
 Mortgage Securities Inc. Note
 2000-WF2 Cl. A2, 7.32% ............     225,000   10/15/2032      255,172
Bear Stearns Commercial
 Mortgage Securities Inc. Note
 2001-Cl. A1, 6.08% ................      86,312    2/15/2035       91,242
Bear Stearns Commercial
 Mortgage Securities Inc. Note
 2001-Cl. A2, 6.48% ................     450,000    2/15/2035      492,341
Bear Stearns Commercial
 Mortgage Inc., Note A1,
 4.36% .............................     322,726    6/11/2041      325,362

--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
CDC Commercial Mortgage
 Trust Note, 2002 Fx1 Class A
 1, 5.25% ..........................   $ 320,292    5/15/2019   $  331,173
Centex Home Equity Loan
 Trust Note, 2002 D Cl. M2,
 3.50%++ ...........................     150,000     2/1/2011      152,673
Chase Commercial Mortgage
 Securities Corp. Note 1998-2
 Cl. A1, 6.03% .....................      56,957   11/18/2030       59,438
Chase Commercial Mortgage
 Securities Corp. Note 1998-2
 Cl. A2, 6.39% .....................     325,000   11/18/2030      351,510
Chase Manhattan Auto Owner
 Trust Note 2002-A, 4.17% ..........     134,032    9/15/2008      135,541
CIT Group Inc. Note, 4.13% .........     150,000    2/21/2006      152,695
Citibank Credit Card Issuance
 Trust Note 2001 Cl. C3,
 6.65% .............................     350,000    5/15/2008      369,628
Citibank Credit Card Issuance
 Trust Note 2000-1 Cl. B1,
 7.05% .............................     125,000    9/17/2007      131,176
Citigroup Inc., Sub. Note,
 7.25% .............................     325,000   10/01/2010      369,397
Countrywide Asset-Backed
 Securities Inc. Note 2003-2
 M2, 2003 3.10% ....................     200,000    2/26/2033      203,899
Countrywide Asset-Backed
 Securities Inc. Note 2002-2
 M2, 2.60% .........................     175,000    6/25/2033      175,616
Crestar Capital Trust Bond
 Note, 8.16% .......................     100,000   12/15/2026      113,556
Detroit Edison Rate Reduction
 Bond Note 2001-1 Cl. A4,
 6.19% .............................      10,000    3/01/2013       10,847
Discover Card Master Trust
 Note, Series 2000 Cl. A,
 6.35% .............................      25,000    7/15/2008       26,304
Distribution Financial Services
 Note Trust 2001-1 Cl. A4,
 5.67% .............................     261,246    1/17/2017      266,342
ERAC USA Finance Co. Note,
 6.70%+ ............................      75,000    6/01/2034       76,094
ERAC USA Finance Co. Note,
 8.25%+ ............................     175,000    5/01/2005      181,948
ERAC USA Finance Co. Note,
 6.63%+ ............................     100,000    5/15/2006      105,770
ERAC USA Finance Co. Note,
 7.35%+ ............................      50,000    6/15/2008       55,516
ERP Operating LP Note,
 6.63% .............................     175,000    4/13/2005      179,755
Federal Realty Investment Trust
 Note, 4.50% .......................     175,000    2/15/2011      166,513
First National Bank Note,
 7.38% .............................      75,000    9/15/2006       81,959


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
First Union Capital Bond Note,
 7.94% .............................   $  75,000    1/15/2027      $82,829
First Union-Lehman Brothers
 Bank Note 1998-C2 Cl. A1,
 6.28% .............................     118,995   11/18/2035      121,261
Ford Credit Auto Owner Trust
 Note 2002-C Cl. C, 4.81% ..........     175,000    3/15/2007      178,508
Ford Motor Credit Co. Note,
 7.38% .............................     600,000   10/28/2009      643,734
General Electric Business Loan
 Trust Note, 2.38%+++ ..............     120,890    4/15/2031      120,553
General Electric Capital Corp.
 Global Note, 6.13% ................     275,000    2/22/2011      296,397
General Electric Capital Corp.
 Global Note, 6.75% ................     350,000    3/15/2032      382,156
General Motors Acceptance
 Corp. Note, 8.00% .................      25,000   11/01/2031       25,386
GGP Mall Properties Trust Note
 2001 Cl. C2, 5.56%+++ .............      95,366   11/15/2011       99,224
GGP Mall Properties Trust Note
 2001 Cl. C3, 2.68%+++ .............      28,684   11/15/2011       29,031
Goldman Sachs Group Inc.
 Note, 6.88% .......................     325,000    1/15/2011      359,628
Holmes Fing Plc, Ser 8 Cl 1C
 Note, 2.22%++ .....................     150,000    7/15/2040      150,046
Household Finance Corp. Note,
 6.38% .............................     175,000   10/15/2011      188,622
Household Finance Corp. Note,
 6.38% .............................     400,000   11/27/2012      429,440
IMPAC CMB Trust Note 7 Cl
 1A1, 1.79%++ ......................     350,000   11/25/2034      350,000
IMPAC CMB Trust Note
 2002-3 Cl. B1, 3.65%++ ............      66,167    6/25/2032       66,425
International Lease Finance
 Corp. Global Note, 5.75% ..........     250,000    2/15/2007      264,391
J.P. Morgan Chase & Co. Note,
 6.75% .............................     250,000    2/01/2011      275,293
J.P. Morgan Commercial
 Mortgage Finance Corp.,
 Note 1999 Pls1 Class
 144A A 2, 7.34%+ ..................     375,000    2/15/2032      415,440
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1997 Cl. C5, 7.24% ................      75,000    9/15/2029       83,472
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1999 Cl. A2, 6.51% ................     370,000   10/15/2035      402,044
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1999 Cl. B, , 6.66% ...............     400,000   10/15/2035      437,614
John Hancock Global Funding
 II Note, 7.90%+ ...................     280,000    7/02/2010      326,347
J.P. Morgan Capital Trust Note,
 7.54% .............................      75,000    1/15/2027       79,944

--------------------------------------------------------------------------------
                                       Principal   Maturity           Value
                                         Amount      Date           (Note 1)
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
 Trust Note, 1999 J.P. Morgan
 Capital Trust Note, 7.47% .........   $ 125,000   10/15/2032     $137,995
LB-UBS Commercial Mortgage
 Tr, Ser2004 C4 Coml Mtg
 Pass Cl A2, 4.57% .................     350,000    6/15/2029      354,271
LB-UBS Commercial Mortgage
 Trust Note 2001-C7 Cl. A3,
 5.64% .............................     277,035   12/15/2025      291,779
LB-UBS Commercial Mortgage
 Trust Note 2001-WM Cl. A1,
 6.16%+ ............................      78,233    7/14/2016       83,397
Lehman Brothers Commercial
 Conduit Mortgage Trust Note
 1998-C4 Cl. A1, 6.21% .............     425,000   10/15/2035      456,853
Lehman Brothers Holdings Inc.
 Note, 6.25% .......................     100,000    5/15/2006      105,488
Long Beach Mortgage Loan
 Trust Note 2004-1, 2.55%++ ........     125,000    6/25/2034      124,768
Manufacturers & Traders Trust
 Co. Note, 3.85%++ .................     125,000    4/01/2008      123,146
Massachusetts Mutual Life
 Insurance Co. Note, 5.63%+ ........     150,000    5/15/2033      141,343
MBNA Corp. Note, 5.63% .............     275,000   11/30/2007      288,550
MBNA Master Credit Card
 Trust Note 1999 Cl. A,
 7.00% .............................     475,000    2/15/2012      533,856
MBNA Master Credit Card
 Trust Note 2001 Cl. C3,
 6.55% .............................     275,000   12/15/2008      290,037
Mellon Capital Ii, Capital Secs
 Series Note, 7.99% ................     125,000    1/15/2027      139,196
Merrill Lynch & Company Inc.
 Note, 3.70% .......................     200,000    4/21/2008      198,192
Morgan Stanley, Global Sub
 Note, 4.75% .......................     350,000    4/01/2014      326,931
Morgan Stanley Capital Inc.
 Note, 2004 Cl G 144A,
 2.43%++ ...........................     150,000    4/15/2016      150,499
Morgan Stanley Capital Inc.
 Note 1999-WF1 Cl. A2,
 6.21%++ ...........................     250,000   11/15/2031      268,498
Morgan Stanley Capital Inc.
 Note 2002-TOP7 Cl. A1,
 5.38%++ ...........................     256,281    1/15/2039      267,625
Morgan Stanley Dean Witter,
 Commercial Mortgage Note Cl
 E, 7.53%+ .........................     150,000    2/15/2033      166,190
NationsLink Funding Corp
 Note 1998-2 Cl. B, 6.80% ..........     250,000    8/20/2030      273,136
NationsLink Funding Corp.,
 1999 1 Class A2, 6.32% ............     317,316    1/20/2031      341,344
NationsLink Funding Corp.
 Note 1999-2 Cl. D, 7.63% ..........     175,000    6/20/2031      194,911


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
 Commercial Mortgage Note
 1998 D6 Class A 1B, 6.59% ..........  $ 325,000    3/15/2030     $353,888
Northwest Airlines Inc. Series
 Note 2001 Cl. G, 8.07% .............     66,952    4/01/2021       72,875
Option One Mortgage Loan
 Trust Note 2003 Cl. M2,
 3.15%++ ............................    125,000    4/25/2033      126,994
Option One Mortgage Loan
 Trust Note, 2003 4 Cl M 5A,
 5.20%++ ............................    125,000    7/25/2033      128,475
Residential Asset Mortgage
 Corp. Note 2003-KS2 Cl.
 MII2, 3.20% ........................    150,000    4/25/2033      152,750
Residential Asset Mortgage
 Corp. Note 2003-RZ2 Cl. M3,
 5.50% ..............................    150,000    4/25/2033      151,443
Residential Asset Security Corp.
 Note 2002-KS1 Cl. AI3,
 4.99%++ ............................     50,532    2/25/2027       50,486
Residential Asset Security Corp.
 Note 2003-KS1 Cl. M2,
 3.20%++ ............................    150,000    4/25/2033      152,365
Safeco Capital Trust Bond Note,
 8.07% ..............................    200,000    7/15/2037      220,899
Salomon Brothers Mortgage
 Securities Inc. Note 2001-
 MMA A3, 6.47%+ .....................    300,000    2/18/2034      322,890
Salomon Brothers Mortgage
 Securities Inc. Note 2001-
 MMA A2, 6.13%+ .....................    175,000    2/18/2034      184,054
Simon Property Group LP
 Global Note, 7.38% .................    225,000    1/20/2006      239,426
Spieker Properties LP Note,
 8.00% ..............................     75,000    7/19/2005       78,070
Structured Asset Securities Corp.
 Note 2003 Cl. M2, 3.40%++ ..........    100,000    4/25/2033      101,198
U S Bancorp Cap I, Cap Secs
 Ser B, 8.27% .......................    125,000   12/15/2026      140,418
USA Education Inc. Note,
 5.63% ..............................    125,000    4/10/2007      131,585
Vornado Realty Trust Sr. Note,
 5.63% ..............................    325,000    6/15/2007      340,104
Wachovia Bank Commercial
 Mortgage Trust Note, 2004
 Cla1, 3.40% ........................    375,000    7/15/2041      371,831
Wachovia Bank Commercial
 Mortgage Trust Note 2003 Cl.
 A1, 2.99% ..........................    286,824    6/15/2035      269,075
Washington Mutual Inc. Note
 2003 Ar5 Cl B2, 4.55% ..............    149,434    6/25/2033      148,793
Washington Mutual Inc. Note
 2003-AR4 Cl. A6, 3.42% .............    350,000    5/25/2033      344,335
Washington Mutual Inc. Note
 2003-AR5 Cl. A6, 3.70% .............    350,000    6/25/2033      344,486

--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
West Penn Funding LLC Note
 1999A Cl. A3, 6.81% ................  $  19,185    9/25/2008     $ 20,016
                                                             -------------
                                                                22,217,312
                                                             -------------
Foreign 0.7%
Codelco Inc. Note, 5.50%+ ...........    100,000   10/15/2013      101,099
Corporacion Andina De
 Fomento Note, 6.88% ................     50,000    3/15/2012       54,792
Pemex Project Funding Master
 Trust Note, 7.38% ..................     75,000   12/15/2014       78,563
Petroleos Mexicanos Note, 6.50% .....    100,000    2/01/2005      101,950
Petronas Capital Ltd Note,
 7.88%+ .............................    100,000    5/22/2022      112,938
State of Qatar Bond Note,
 9.75%+ .............................     50,000    6/15/2030       69,313
                                                             -------------
                                                                   518,655
                                                             -------------
Foreign Government 1.4%
Banque Centrale De Tunisie
 Note, 7.38% ........................     50,000    4/25/2012       54,875
Hong Kong Government Note,
 5.13% ..............................    175,000    8/01/2014      173,906
Korea Development Bank Note,
 3.88% ..............................     75,000    3/02/2009       72,653
Malaysia Government Bond
 Note, 7.50% ........................     75,000    7/15/2011       85,732
Republic of Chile Note, 5.63%            200,000    7/23/2007      209,840
Republic of South Africa Note,
 9.13% ..............................    100,000    5/19/2009      116,500
Republic of South Africa Note,
 6.50% ..............................    100,000    6/02/2014      102,500
United Mexican States Note,
 8.30% ..............................    125,000    8/15/2031      135,000
United Mexican States Note,
 6.63% ..............................     50,000    3/03/2015       50,800
                                                             -------------
                                                                 1,001,806
                                                             -------------
Corporate 10.0%
Alcan Aluminum Ltd Note, 6.13%.          100,000   12/15/2033       98,451
AT&T Broadband Corp. Note,
 9.46% ..............................    100,000   11/15/2022      130,103
Boeing Co. Note, 8.75% ..............    125,000    8/15/2021      159,471
British Telecommunications
 PLC Note, 8.88% ....................    100,000   12/15/2030      125,924
Cargill Inc. Note, 4.38%+ ...........    125,000    6/01/2013      117,093
Cargill Inc. Note, 6.13%+ ...........    125,000    4/19/2034      122,888
Centex Corp. Note, 7.88% ............    100,000    2/01/2011      113,627
Citigroup Capital Ii Note, 7.75%.....    100,000   12/01/2036      108,925
Comcast Corp. Note, 7.05% ...........    250,000    3/15/2033      263,528
Continental Airlines Inc. Note,
 6.70% ..............................    108,469   12/15/2022      100,736
Cox Communications Inc.
 Note, 7.75% ........................    100,000   11/01/2010      114,111
Deutsche Telekom BV Global
 Note, 8.75% ........................    125,000    6/15/2030      155,277


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
DTE Energy Co. Note, 6.45% .........   $ 175,000    6/01/2006   $  183,906
Encana Corp. Note, 6.50% ...........      75,000    8/15/2034       74,342
Entergy Gulf States Inc. Note,
 3.60% .............................     185,000    6/01/2008      180,298
Exelon Corp. Sr. Note, 6.75% .......      25,000    5/01/2011       27,332
General Electric Co. Note,
 5.00% .............................     275,000    2/01/2013      274,506
General Motors Acceptance
 Corp. Global Note, 7.25% ..........     325,000    3/02/2011      341,831
General Motors Bond Corp.
 Note, 8.25% .......................     225,000    7/15/2023      233,783
Halliburton Co. Note, 1.92%+++           150,000    1/26/2007      149,848
Hewlett Packard Co. Note,
 3.63% .............................     225,000    3/15/2008      223,507
Hutchison Whampoa Ltd. Note,
 6.25% .............................     125,000    1/24/2014      123,020
Indiana Michigan Power Co.
 Note, 6.13% .......................     100,000   12/15/2006      105,875
International Paper Co. Note,
 6.75% .............................     100,000    9/01/2011      109,080
Kern River Funding Corp.
 Note, 4.90%+ ......................     142,463    4/30/2018      139,318
Lennar Corp. Note, 2.30%++ .........     175,000    3/19/2009      175,796
Loral Corp. Note, 7.00% ............      75,000    9/15/2023       80,867
Meadwestvaco Corp. Note,
 6.85% .............................     100,000    4/01/2012      108,044
Motorola Inc. Note, 7.63% ..........     125,000   11/15/2010      142,298
Newmont Mining Corp. Note,
 8.63% .............................     125,000    5/15/2011      153,182
News America Inc. Note,
 6.63% .............................     225,000    1/09/2008      244,017
Norfolk Southern Corp. Note,
 9.00% .............................     150,000    3/01/2021      191,372
Progress Energy Inc. Sr. Note,
 7.10% .............................     150,000    3/01/2011      165,376
Pulte Homes Inc. Sr. Note,
 6.38% .............................     125,000    5/15/2033      116,504
Rohm & Haas Co. Note,
 9.65% .............................      75,000    6/01/2020       99,542
Sprint Capital Corp. Note,
 8.75% .............................     150,000    3/15/2032      181,764
TCI Communications Inc.
 Note, 7.88% .......................      75,000    2/15/2026       85,666
Telecom de Puerto Rico Inc. Sr.
 Note, 6.65% .......................     325,000    5/15/2006      343,072
Telecom Italia Media SPA Note,
 5.25%+ ............................     150,000   11/15/2013      147,332
Thomson Corp. Note, 5.75% ..........     125,000    2/01/2008      132,309
Time Warner Entertainment Co.
 LP Note, 8.38% ....................     100,000    3/15/2023      116,186
Time Warner Inc. Note, 9.15%........     175,000    2/01/2023      218,235
Tyco International Group SA Sr.
 Note, 6.38% .......................     175,000   10/15/2011      188,047
UnitedHealth Group Inc. Note,
 7.50% .............................     125,000   11/15/2005      132,226

--------------------------------------------------------------------------------
                                       Principal   Maturity        Value
                                         Amount      Date        (Note 1)
--------------------------------------------------------------------------------
Verizon Global Funding Corp.
 Note, 7.75% .......................   $ 250,000   12/01/2030   $  286,850
Weyerhaeuser Co. Note, 7.38% .......      75,000    3/15/2032       82,781
                                                             -------------
                                                                 7,168,246
                                                             -------------
Total Fixed Income Securities (Cost $69,203,425)                69,545,329
                                                             -------------
COMMERCIAL PAPER 23.2%
American Express Credit Corp.,
 1.29% .............................   $ 605,000    8/17/2004      604,653
Citicorp Note, 1.35% ...............   2,000,000    8/27/2004    1,998,050
EI du Pont De Nemours & Co.,
 1.24% .............................   1,042,000    8/11/2004    1,041,641
General Electric Capital Corp.,
 1.31% .............................   1,083,000    8/16/2004    1,082,409
General Electric Capital Corp.,
 1.30% .............................     979,000    8/17/2004      978,434
Goldman Sachs Group LP,
 1.13% .............................   2,575,000    8/23/2004    2,573,222
International Lease Finance
 Corp., 1.30% ......................   1,035,000    8/18/2004    1,034,365
International Lease Finance
 Corp., 1.28% ......................   2,000,000    8/19/2004    1,998,720
Royal Bank Of Scotland, 1.27% ......   1,817,000    8/06/2004    1,816,679
Royal Bank Of Scotland, 1.25% ......   1,000,000    8/12/2004      999,618
UBS Finance Inc., 1.27% ............   1,763,000    8/10/2004    1,762,443
UBS Finance Inc., 1.30% ............     644,000    8/12/2004      643,744
                                                             -------------
Total Commercial Paper (Cost $16,533,978)                      16,533,978
                                                             -------------

--------------------------------------------------------------------------------

                                                     Shares
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 17.1%
State Street Navigator Securities
 Lending Prime Portfolio .......................   12,194,374   12,194,374
                                                             -------------
Total Short-Term Investments (Cost $12,194,374)                 12,194,374
                                                             -------------
Total Investments (Cost $97,931,777) - 137.7%                   98,273,681
Cash and Other Assets, Less Liabilities - (37.7%)              (26,922,557)
                                                             -------------
Net Assets - 100.0%                                            $71,351,124
                                                             =============
Federal Income Tax Information:
At July 31, 2004, the net unrealized appreciation
 of investments based on cost for Federal income tax
 purposes of $98,093,180 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost                                                  $  656,746
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax
 cost over value                                                  (476,245)
                                                             -------------
                                                                $  180,501
                                                             =============


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.


*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2004, were $3,948,040 and $4,177,181 (5.90% of net assets), respectively.

Futures contracts open at July 31, 2004 are as follows:



                                                                                   Unrealized
                                       Number of    Notional      Expiration      Appreciation
                 Type                  Contracts     Amount          Month       (Depreciation)
-----------------------------------------------------------------------------------------------
  2-Year U.S. Treasury Notes Long          11      $2,322,375   September 2004     $   7,334
  5-Year U.S. Treasury Notes Long           3         328,500   September 2004         2,050
  10-Year U.S. Treasury Notes Long          9         968,344   September 2004        24,149
  10-Year U.S. Treasury Notes Short        (7)       (775,031)  September 2004       (17,686)
                                                                                   ---------
                                                                                   $  15,847
                                                                                   =========



Options open at July 31, 2004 are as follows:



                                       Number of                  Expiration
                 Type                  Contracts     Premium         Month           Value
-----------------------------------------------------------------------------------------------
  10-Year U.S. Treasury Futures Call     (60)      $  (46,058)     August 2004    $  (42,188)
  10-Year U.S. Treasury Futures Put      (60)         (62,417)     August 2004       (59,063)
                                                   ----------                     ----------
                                                   $ (108,475)                    $ (101,251)
                                                   ==========                     ==========



The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio                                   July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal    Maturity        Value
                                         Amount       Date        (Note 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 98.0%
U.S. Treasury 17.7%
U.S. Treasury Bond, 7.25% ...........  $  725,000    5/15/2016   $  885,973
U.S. Treasury Bond, 8.875% ..........   1,050,000    2/15/2019    1,469,836
U.S. Treasury Bond, 6.25% ...........   1,250,000    8/15/2023    1,402,051
U.S. Treasury Bond, 6.25% ...........     575,000    5/15/2030      652,670
U.S. Treasury Note, 7.00%* ..........   5,675,000    7/15/2006    6,138,977
U.S. Treasury Note, 5.75% ...........     150,000    8/15/2010      164,490
U.S. Treasury Note, 6.50% ...........     150,000    2/15/2010      169,787
U.S. Treasury Note, 5.625% ..........     500,000    5/15/2008      539,727
U.S. Treasury STRIPS, 0.00% .........     525,000    8/15/2025      163,608
                                                              -------------
                                                                 11,587,119
                                                              -------------
U.S. Agency Mortgage 34.2%
Federal Home Loan Mortgage
 Corp., 9.00% .......................       4,627   12/01/2009        4,974
Federal Home Loan Mortgage
 Corp., 5.50% .......................     589,504    7/01/2033      593,311
Federal National Mortgage
 Association, 5.50% .................     162,786    1/01/2024      165,716
Federal National Mortgage
 Association, 8.00% .................       4,834    4/01/2008        5,111
Federal National Mortgage
 Association, 7.75% .................       4,837    5/01/2008        5,147
Federal National Mortgage
 Association, 8.00% .................       4,303    6/01/2008        4,554
Federal National Mortgage
 Association, 8.25% .................       2,619    7/01/2008        2,738
Federal National Mortgage
 Association, 8.50% .................      11,043    2/01/2009       11,777
Federal National Mortgage
 Association, 7.00% .................      12,216   10/01/2015       12,970
Federal National Mortgage
 Association, 6.00% .................      82,586    5/01/2016       86,314
Federal National Mortgage
 Association, 7.00% .................     315,420    1/01/2017      334,688
Federal National Mortgage
 Association, 5.00% .................     244,378    6/01/2018      246,516
Federal National Mortgage
 Association, 4.50% .................     179,490   10/01/2018      176,882
Federal National Mortgage
 Association, 5.00% .................     253,441    6/01/2023      251,891
Federal National Mortgage
 Association, 6.50% .................     235,733   12/01/2029      246,845
Federal National Mortgage
 Association, 7.50% .................      33,951    6/01/2031       36,346
Federal National Mortgage
 Association, 6.50% .................     201,545    7/01/2032      210,588
Federal National Mortgage
 Association, 5.50% .................     366,566    5/01/2033      368,366
Federal National Mortgage
 Association, 5.50% .................     298,573   11/01/2033      300,039
Federal National Mortgage
 Association, 5.50% .................     978,787    1/01/2034      983,596

--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Federal National Mortgage
 Association, 5.00% .................  $1,001,429    3/01/2034   $  979,350
Federal National Mortgage
 Association TBA, 7.00% .............     650,000    8/12/2034      686,563
Federal National Mortgage
 Association TBA, 6.50% .............   1,125,000    8/12/2034    1,173,868
Federal National Mortgage
 Association TBA, 5.50% .............     575,000    8/17/2019      583,242
Federal National Mortgage
 Association TBA, 5.00% .............   3,750,000    8/17/2019    3,750,142
Federal National Mortgage
 Association TBA, 4.50% .............   3,250,000    8/17/2019    3,196,173
Federal National Mortgage
 Association TBA, 4.00% .............     350,000    8/17/2019      335,563
Federal National Mortgage
 Association TBA, 6.00% .............   2,300,000    8/17/2019    2,376,156
Federal National Mortgage
 Association TBA, 5.50% .............     875,000    8/17/2019      898,516
Government National Mortgage
 Association, 6.50% .................      10,352    2/15/2009       10,994
Government National Mortgage
 Association, 6.50% .................      20,384    5/15/2009       21,582
Government National Mortgage
 Association, 7.50% .................      10,372    6/15/2009       10,928
Government National Mortgage
 Association, 6.50% .................       5,856    6/15/2009        6,231
Government National Mortgage
 Association, 7.50% .................      11,811   12/15/2009       12,597
Government National Mortgage
 Association, 7.00% .................      20,701    1/15/2025       22,109
Government National Mortgage
 Association, 7.00% .................      22,226   10/15/2025       23,715
Government National Mortgage
 Association, 7.00% .................      42,331    5/15/2027       45,092
Government National Mortgage
 Association, 7.00% .................      58,985   11/15/2028       62,788
Government National Mortgage
 Association, 6.50% .................      75,389   11/15/2028       79,112
Government National Mortgage
 Association, 7.50% .................      58,627   12/15/2028       63,197
Government National Mortgage
 Association, 6.50% .................     111,119    9/15/2029      116,500
Government National Mortgage
 Association, 5.50% .................     704,055    4/15/2033      709,805
Government National Mortgage
 Association, 6.00% .................     230,146    9/20/2033      236,721
Government National Mortgage
 Association, 6.00% .................     362,231   10/20/2033      373,835
Government National Mortgage
 Association, 5.00% .................   1,034,103   10/20/2033    1,013,995
Government National Mortgage
 Association, 6.00% .................     502,956   11/20/2033      517,324
Government National Mortgage
 Association, 6.00% .................     352,627    2/20/2034      362,636


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                         July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Government National Mortgage
 Association, 5.50% .................  $  700,000    8/19/2034  $   703,937
                                                                -----------
                                                                 22,421,040
                                                                -----------
Finance/Mortgage 29.5%
Asset Backed Fdg Corp, Ser
 2004 Opt4 Cl N1 144A,
 4.45%++ ............................     100,000    5/26/2034       99,790
Banc of America Commercial
 Mortgage Inc. 2000-1 Cl. E,
 7.75% ..............................     300,000   11/15/2031      337,674
Bank America Corp. Sub. Note,
 7.40% ..............................     250,000    1/15/2011      284,983
Bank One Issuance Trust Note,
 2004 1.81%++ .......................     325,000    3/25/2012      325,000
Bankamerica Institutional Bond
 Secs Ser A 144A, 8.07%+ ............     100,000   12/31/2026      111,333
Bear Stearns Commercial
 Mortgage Inc. Note, 6.48% ..........     650,000    2/15/2035      711,159
Bear Stearns Commercial
 Mortgage Securities Inc. Note,
 2004 Cl A1, 4.36% ..................     297,901    6/11/2041      300,334
Bear Stearns Commercial
 Mortgage Securities Inc. Note
 2001 Cl. A, 6.08% ..................     431,561    2/15/2035      456,210
Bear Stearns Commerical
 Mortgage Securities Inc. Note
 2000 Cl. A2, Ser 2000 Cl A2,
 7.32% ..............................     275,000   10/15/2032      311,877
Beazer Homes USA Inc. Sr.
 Note, 8.38% ........................     125,000    4/15/2012      133,750
Centex Home Equity Loan
 Trust Note, 2003 B Asset
 Backed Certificate Class M 3,
 1.00%++ ............................     100,000    6/25/2033      104,087
Chase Commercial Mortgage
 Securities Corp. 1998-2 Cl. A,
 6.03% ..............................      37,971   11/18/2030       39,625
Chase Funding International
 Trust Note, 2003 6, 5.00%+ .........      43,141    1/27/2035       42,926
Chase Manhattan Auto Owner
 Trust Note 2002-A, 4.17% ...........     160,839    9/15/2008      162,649
CIT Group Holdings Inc. Note,
 4.13% ..............................     150,000    2/21/2006      152,695
Citibank Credit Card Trust
 Note Cl. C1, Note Class 2000
 C1, 7.45% ..........................     225,000    9/15/2007      236,618
Citigroup Capital Inc. Note,
 7.75% ..............................     100,000   12/01/2036      108,925
Citigroup Inc., Sub Note,
 7.25% ..............................     400,000   10/01/2010      454,643
Commercial Mortgage
 Acceptance Corp. Note 1998
 C2 Class F 144A, 5.44%+ ............     150,000    9/15/2030      139,332

--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Commercial Mortgage
 Acceptance Corp. Note 1998-
 C1 Cl. F, 6.23%+ ...................  $  400,000    7/15/2031   $  377,436
Community Program Loan
 Trust Note 1987 A4, 4.50% ..........      87,988   10/01/2018       88,704
Countrywide Asset-Backed
 Note, 2003 4 Certificate Class
 M 3, 3.20%++ .......................     100,000    6/25/2033      101,656
Countrywide Asset-Backed
 Note, 2003 2 Certificate Class
 M 1 T4, 3.20%++ ....................     200,000    3/26/2033      203,899
Crestar Capital Trust Note, Ser
 B, 8.16% ...........................      75,000   12/15/2026       85,167
Dow Jones CDX Note, 7.75% ...........   1,950,000   12/29/2009    1,907,353
EOP Operating LP Note,
 6.80% ..............................     400,000    1/15/2009      435,088
Equity Residential Properties LP
 Note, 7.25% ........................     100,000    6/15/2005      103,766
ERAC USA Finance Co., Note,
 6.70%+ .............................     225,000    6/01/2034      228,282
ERAC USA Finance Co. Note,
 8.25%+ .............................     250,000    5/01/2005      259,926
ERAC USA Finance Co. Note,
 Note 144A, 6.63%+ ..................      75,000    5/15/2006       79,328
ERAC USA Finance Co. Note,
 Guaranteed Note, 7.35%+ ............     100,000    6/15/2008      111,031
ERP Operating LP Note,
 6.63% ..............................     200,000    4/13/2005      205,435
First National Bank Note,
 7.38% ..............................      75,000    9/15/2006       81,959
First Union Capital Note A,
 7.94% ..............................      50,000    1/15/2027       55,220
Ford Motor Credit Co. Note,
 7.38% ..............................     275,000   10/28/2009      295,045
General Electric Business Loan
 Trust Note, 2003 1, 2.68%+++ .......      92,962    4/15/2031       92,962
General Electric Capital Corp.
 Global Note, Tranche Trust
 00482, 6.13% .......................     350,000    2/22/2011      377,232
General Motors Acceptance
 Corp. Note, 8.00% ..................      50,000   11/01/2031       50,772
GGP Mall Properties Trust,
 Series 2001 C1A Class C2,
 5.56%+ .............................     190,731   11/15/2011      198,448
Goldman Sachs Group Inc.
 Bond Note, 6.88% ...................     275,000    1/15/2011      304,300
Grace Church Card Funding
 LLC Note, Cl C, 2.17%++ ............     150,000    8/15/2008      150,282
Granite Mortgage Trust Note,
 Cl C, 2.45%++ ......................     150,000    3/20/2044      150,000
Household Finance Corp. Note,
 6.38% ..............................     125,000   10/15/2011      134,730
Household Finance Corp. Note,
 6.38% ..............................     500,000   11/27/2012      536,800


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
International Lease Finance
 Corp. Note, 5.75% ..................  $  200,000    2/15/2007     $211,513
Istar Financial Inc. Note,
 7.00% ..............................      50,000    3/15/2008       53,928
J.P. Morgan Chase & Co. Note,
 6.75% ..............................     200,000    2/01/2011      220,234
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1997-C5 Cl. C, 7.24% ...............     125,000    9/15/2029      139,119
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1997-C5 Cl. D, 7.35% ...............     125,000    9/15/2029      140,388
J.P. Morgan Commercial
 Mortgage Finance Corp. Note
 1999-C7 Cl. B, 6.66% ...............     100,000    8/01/2004      109,403
John Hancock Global Funding
 II Note, 7.90%+ ....................     225,000    7/02/2010      262,243
JP Morgan Commercial
 Mortgage Finance Corp. Note
 1999-C7 Cl. A1, 6.18% ..............     159,373   10/15/2035      167,732
J.P. Morgan Capital Trust Note,
 7.54% ..............................      75,000    1/15/2027       79,944
Kb Home, Sr Nt 144A, 6.38%...........     100,000    8/15/2011       99,750
Knollwood Cdo Ltd, Mezz Secd
 Nt Cl C, 4.78%+++ ..................      98,179    1/10/2039       98,364
LB-UBS Commercial Mortgage
 Trust, 2001 C7 Mortgage Class
 A 3, 5.64% .........................     300,121   12/15/2025      316,093
LB-UBS Commercial Mortgage
 Trust 2001-WM Cl. A1,
 6.16%+ .............................     149,452    7/14/2016      159,316
Lehman Brothers Holdings Inc.
 Note, 6.25% ........................     125,000    5/15/2006      131,860
Long Beach Asset Holdings
 Corp Note, 4.94% ...................      66,409    6/25/2034       66,409
MBNA Corp. Note, 5.63% ..............     350,000   11/30/2007      367,245
MBNA Credit Card Master
 Trust Note 2001 Cl. C,
 6.55% ..............................     300,000   12/15/2008      316,404
Mellon Capital Note, 8.00% ..........     100,000    1/15/2027      111,357
Merrill Lynch & Co. Inc. Note,
 Tranche Trust, 3.70% ...............     225,000    4/21/2008      222,966
Morgan Stanley, Global Note,
 4.75% ..............................     350,000    4/01/2014      326,931
Morgan Stanley Cap I Inc.
 Note, 2004, 2.43% ..................     125,000    4/01/2014      125,416
Morgan Stanley Capital I Inc.
 Note, 7.22%+++ .....................     208,283    7/15/2029      225,972
Morgan Stanley Dean Witter
 Capital Inc. Note 2001 Cl. C,
 7.00% ..............................     100,000    2/15/2033      110,940
Morgan Stanley Dean Witter
 Capital Inc. Note 2001 Cl. B,
 6.81% ..............................     200,000    2/15/2033      221,282

--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
NationsLink Funding Corp.
 Note 1998 Cl. A2, 6.48% ............  $  175,000    8/20/2030     $189,522
Nationslink Funding Corp.
 Note 1998 Cl. B, 6.80% .............      75,000    8/20/2030       81,941
NationsLink Funding Corp.
 Note 1998 Cl. E, 7.11% .............     250,000    8/20/2030      271,431
Nationslink Funding Corp.
 Note 1999 Cl. D, 7.63% .............      50,000    8/20/2030       55,689
Option One Mortgage Loan
 Trust Corp. Note, Series 2003
 5 Class M2, 3.00%++ ................      75,000    8/25/2033       76,333
Option One Mortgage Loan
 Trust Corp. Note, 2003 2
 Class M 2, 3.15%++ .................     250,000    1/25/2032      253,351
Option One Mortgage Loan
 Trust Corp. Note, Series 2003
 4 Class M2, 3.15%++ ................     100,000   1//25/2032      100,575
PECO Energy Transition Trust
 Note 2000-A Cl. A4, 7.65% ..........     200,000    3/01/2010      230,009
Residential Asset Security
 Mortgage Corp. Note, 2003
 Ks1 Class M 2, 3.20%++ .............     150,000    1/25/2033      152,365
Safeco Capital Trust Note,
 8.07% ..............................     200,000    7/15/2037      220,899
Simon Property Group LP
 Global Note, 7.38% .................     200,000    1/20/2006      212,823
Structured Asset Investment
 Loan Trust Note, 2003 Bc2
 Class M2, 3.40%++ ..................     200,000    4/25/2033      202,596
Structured Asset Securities Corp.
 Note, 2002 Bc4 Class M2,
 2.60% ..............................     150,000    4/25/2033      150,470
Structured Asset Securities Corp.
 Note, 2002 Bc3 Mortgage
 Class M2, 2.60% ....................     150,000    4/25/2033      150,407
Structured Asset Securities Corp.
 Note, 2002 Bc5 Certificate
 Cla, 2.60% .........................      93,726    4/25/2033       93,844
Systems 2001 Asset Trust LLC.
 Note, G 144A, 6.66% ................     377,404    9/15/2013      408,574
U S Bancorp Note, 8.27% .............     100,000   12/15/2026      112,334
Vornado Realty Trust Sr. Note,
 5.63% ..............................     200,000    6/15/2007      209,295
Washington Mutual Inc. Note,
 Class A 6, 3.42% ...................     375,000    5/25/2033      368,930
Washington Mutual Inc. Note,
 Certificate Class A6, 3.70% ........     275,000    6/25/2033      270,668
Washinton Mutual Inc. Note,
 2003 Ar8 Certificate Class B 1,
 4.20% ..............................      99,719    8/25/2033       95,493
                                                              -------------
                                                                 19,320,789
                                                              -------------


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Foreign 0.4%
Corporacion Andina De
 Fomento Note, 6.88% ................  $   50,000    3/15/2012    $  54,792
Petroleos Mexicanos Note,
 6.50% ..............................     100,000    2/01/2005      101,950
Petronas Capital Ltd. Note,
 7.88%+ .............................     100,000    5/22/2022      112,939
                                                              -------------
                                                                    269,681
                                                              -------------
Foreign Government 3.5%
                                  Canadian Dollar
Canada Government Note, 3.50%........     150,000    6/01/2005      113,764
                                             Euro
Republic of Germany, 5.00% ..........      75,000    8/19/2005       92,707
                                     Japanese Yen
Japan Government Note, 0.10% ........  25,000,000   10/20/2005      224,578
Cabinet Ministers Ukraine
 Note, 1.00%++ ......................  $  200,000    8/05/2009      200,000
Colombia Republic Note,
 10.75% .............................     100,000    1/15/2013      111,750
Hong Kong Government Note,
 5.13% ..............................     175,000    8/01/2014      173,906
Korea Development Bank Note,
 3.88% ..............................      75,000    3/02/2009       72,653
Malaysia Government Note,
 7.50% ..............................     100,000    7/15/2011      114,310
Peru Republic Note, 4.50%++ .........     125,000    3/07/2014      102,812
Republic of Argentina Note,
 1.23%++ ............................     250,000    8/03/2012      169,125
Republic of Brazil Note, 8.00%.......     175,916    4/15/2014      166,240
Republic of Chile Note, 5.63% .......     225,000    7/23/2007      236,070
Republic of South Africa Note,
 9.13% ..............................      75,000    5/19/2009       87,375
Russian Federation Note, 8.25% ......     100,000    3/31/2010      107,500
South Africa Republic Note,
 6.50% ..............................     100,000    6/02/2014      102,500
State of Qatar Bond Note,
 9.75%+ .............................      50,000    6/15/2030       69,313
Ukraine Government Note,
 7.65% ..............................     100,000    6/11/2013       96,000
United Mexican States Note,
 8.30% ..............................      25,000    8/15/2031       27,000
                                                              -------------
                                                                  2,267,603
                                                              -------------
Corporate 12.7%
Alcan Aluminum Ltd. Note,
 6.13% .............................       75,000   12/15/2033       73,838
Ametek Inc. Sr. Note, 7.20% ........       50,000    7/15/2008       54,362
Arvinmeritor Inc. Note, 8.75% ......       50,000    3/01/2012       54,000
AT&T Broadband Corp. Bond
 Note, 9.46% .......................      150,000   11/15/2022      195,155
Ball Corp. Note, 6.88% .............       50,000   12/15/2012       51,063
Beckman Coulter Inc. Sr. Note,
 7.45% .............................       50,000    3/04/2008       55,610

--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Bio Rad Laboratories Inc. Note,
 7.50% ..............................  $   25,000    8/15/2013    $  26,344
Boeing Co. Note, 8.75% ..............      75,000    8/15/2021       95,682
Boise Cascade Co. Note, 6.50%........      50,000   11/01/2010       54,125
Bombardier Capital Inc. Note,
 6.13%+ .............................     175,000    6/29/2006      174,508
Briggs & Stratton Corp. Sr.
 Note, 8.88% ........................      50,000    3/15/2011       58,625
British Telecommunications
 PLC Note, 8.88% ....................      75,000   12/15/2030       94,443
Cargill Inc. Note, 3.63%+ ...........     100,000    3/04/2009       97,055
Cargill Inc. Note, 4.38%+ ...........     125,000    6/01/2013      117,093
Centex Corp. Note, 7.88% ............     100,000    2/01/2011      113,627
Comcast Corp. Note, 7.05% ...........     200,000    3/15/2033      210,822
Continental Airlines Inc. Note,
 9.56% ..............................     150,000    9/01/2019      150,000
Cox Communications Inc.
 Note, 7.75% ........................      75,000   11/01/2010       85,583
D. R. Horton Inc. Sr. Note,
 8.50% ..............................     125,000    4/15/2012      140,312
Dana Corp. Sr. Note, 9.00% ..........     100,000    8/15/2011      118,000
Deutsche Telekom BV Global
 Note, 8.25% ........................     100,000    6/15/2030      124,222
Dominion Resources Inc. Sr.
 Note, 8.13% ........................     325,000    6/15/2010      378,443
DTE Energy Co. Note, 6.45% ..........     175,000    6/01/2006      183,906
Echostar Dbs Corp. Note,
 5.75% ..............................     100,000   10/01/2008       99,250
Encana Corp. Note, 6.50% ............      75,000    8/15/2034       74,342
Entergy Gulf States Inc. Note,
 3.60% ..............................     175,000    6/01/2008      170,553
Firstenergy Corp. Note, 6.45% .......     100,000   11/15/2011      105,773
Fisher Scientific International
 Inc. Note, 8.00% ...................      25,000    9/01/2013       27,344
FMC Corp. Note, 10.25% ..............      75,000   11/01/2009       86,625
General Electric Co. Note,
 5.00% ..............................     450,000    2/01/2013      449,191
General Motors Acceptance
 Corp. Note, 7.25% ..................     275,000    3/02/2011      289,241
General Motors Corp. Bond
 Note, 8.25% ........................     200,000    7/15/2023      207,807
Halliburton Co. Note, 2.41%+++            125,000    1/26/2007      124,874
Hutchison Whampoa Ltd. Note,
 6.25% ..............................     225,000    1/24/2014      221,436
Indiana Michigan Power Co.
 Note, 6.13% ........................     100,000   12/15/2006      105,875
International Paper Co. Note,
 5.85% ..............................     175,000   10/30/2012      179,696
J C Penney Co., Inc. Note,
 8.00% ..............................      75,000    3/01/2010       84,187
K2 Inc. Note, 7.38%+ ................     100,000    7/01/2014      101,875
Lamar Media Corp. Note,
 7.25% ..............................      75,000    1/01/2013       77,437


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
Loral Corp. Note, 7.00% .............  $   50,000    9/15/2023   $   53,911
Luscar Coal Ltd. Sr. Note,
 9.75% ..............................     100,000   10/15/2011      112,500
Massey Energy Co. Note,
 6.63% ..............................      50,000   11/15/2010       51,000
Meadwestvaco Corp. Note,
 6.85% ..............................     100,000    4/01/2012      108,043
Motorola Inc. Note, 7.63% ...........     125,000   11/15/2010      142,298
Norfolk Southern Corp. Note,
 6.00% ..............................     200,000    4/30/2008      212,991
Packaging Corp. of America
 Note, 4.38% ........................     100,000    8/01/2008       99,403
Perkinelmer Inc. Note, 8.88%+ .......      50,000    1/15/2013       55,125
Plains All American Pipeline
 Note, 7.75% ........................      50,000   10/15/2012       56,436
Plains Exploration + Production
 Co. Note, 7.13%+ ...................      75,000    6/15/2014       77,063
Progress Energy Inc. Sr. Note,
 7.10% ..............................     150,000    3/01/2011      165,376
Pulte Homes Inc. Note, 6.38%.........     125,000    5/15/2033      116,504
Rogers Wireless Inc. Note,
 6.38%+ .............................      50,000    3/01/2014       46,625
Saks Inc. Note, 7.00% ...............      79,000   12/01/2013       77,420
Senior Housing Properties Trust
 Sr. Note, 8.63% ....................      25,000    1/15/2012       27,313
Smithfield Foods Inc. Note,
 7.00% ..............................     100,000    8/01/2011      101,625
Sprint Capital Corp. Note,
 8.75% ..............................     175,000    3/15/2032      212,059
TCI Communications Inc. Deb.
 Note, 7.88% ........................      75,000    2/15/2026       85,666
Telecom de Puerto Rico Inc. Sr.
 Note, 6.65% ........................     300,000    5/15/2006      316,682
Telecom Italia Capital Inc.
 Note, 6.38%+ .......................     175,000   11/15/2033      172,242
Time Warner Enterprise Co.
 Note, 8.38% ........................      25,000    3/15/2023       29,047
Time Warner Inc. Note, 9.15%.........     250,000    2/01/2023      311,765
Tyco International Group S A
 Note, 6.38% ........................     175,000   10/15/2011      188,047
Verizon Global Funding Corp.
 Note, 7.75% ........................     250,000   12/01/2030      286,850
Weyerhaeuser Co. Note, 7.38%.........      75,000    3/15/2032       82,781
                                                              -------------
                                                                  8,301,096
                                                              -------------
Total Fixed Income Securities (Cost $63,756,968)                 64,167,328
                                                              -------------

--------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date       (Note 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER 22.7%
American Express Credit Corp.,
 1.26% ..............................  $1,066,000    8/12/2004   $1,065,590
E.I. Du Pont De Nemours &
 Co., 1.44% .........................   1,371,000    9/23/2004    1,368,093
Federal Home Loan Mortgage,
 1.24% ..............................   1,500,000    8/17/2004    1,499,173
General Electric Capital Corp.,
 1.32% ..............................   1,380,000    8/19/2004    1,379,089
Goldman Sachs Group Inc.,
 1.30% ..............................     221,000    8/13/2004      220,904
Goldman Sachs Group Inc.,
 1.13% ..............................   1,602,000    8/23/2004    1,600,894
Goldman Sachs Group Inc.,
 1.37% ..............................   1,000,000    8/25/2004      999,087
International Lease Finance
 Corp. 1.25% ........................   1,126,000    8/05/2004    1,125,844
International Lease Finance
 Corp. 1.39% ........................   1,339,000    9/07/2004    1,337,087
Toronto Dominion Holdings,
 Inc., 1.27% ........................   1,900,000    8/02/2004    1,899,933
UBS Finance Inc., 1.27% .............   1,500,000    8/10/2004    1,499,526
UBS Finance Inc., 1.35% .............     424,000    8/23/2004      423,650
UBS Finance Inc., 1.45% .............     452,000    9/07/2004      451,326
                                                              -------------
Total Commercial Paper (Cost $14,870,196)                        14,870,196
                                                              -------------

--------------------------------------------------------------------------------

                                                      Shares
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.3%
State Street Navigator Securities Lending
 Prime Portfolio ................................    6,710,825    6,710,825
                                                              -------------
Total Short-Term Investments (Cost $6,710,825)                    6,710,825
                                                              -------------
Total Investments (Cost $85,337,989) - 131.0%                    85,748,349
Cash and Other Assets, Less Liabilities - (31.0%)               (20,268,533)
                                                              -------------
Net Assets - 100.0%                                             $65,479,816
                                                              =============
Federal Income Tax Information:
At July 31, 2004, the net unrealized appreciation
 of investments based on cost for Federal income tax
 purposes of $85,481,389 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost                                                  $   761,922
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax
 cost over value                                                   (494,962)
                                                              -------------
                                                                $   266,960
                                                              =============



The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

*A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

++Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London Interbank Offered Rate (LIBOR) plus .8125%.


+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at July 31, 2004, were $3,432,748 and $3,535,611 (5.40% of net assets), respectively.

Futures contracts open at July 31, 2004 are as follows:



                                                                                                         Unrealized
                                                  Number of        Notional         Expiration          Appreciation
                 Type                             Contracts         Amount             Month           (Depreciation)
----------------------------------------------------------------------------------------------------------------------
  2-Year U.S. Treasury Notes Long                     8          $ 1,689,000        September 2004        $   5,334
  10-Year U.S. Treasury Notes Long                   18            1,936,688        September 2004           48,799
  5-Year U.S. Treasury Notes Short                   (4)            (438,000)       September 2004           (7,267)
  10-Year U.S. Treasury Notes Short                 (14)          (1,550,063)       September 2004          (27,091)
                                                                                                          ---------
                                                                                                          $  19,775
                                                                                                          =========



Forward currency exchange contracts outstanding at July 31, 2004 are as follows:



                                                                                      Unrealized
                                                                                     Appreciation          Delivery
                Transaction                      Total Value     Contract Price     (Depreciation)           Date
----------------------------------------------------------------------------------------------------------------------
  Buy Canadian Dollar, Sell U.S. dollars         150,000 CAD     1.32900 CAD            $   5              12/01/04
  Buy Euro, Sell U.S. dollars                     75,000         0.83119 EUR             (152)             08/19/04
  Buy Yen, Sell U.S. dollars                  25,000,000       111.37500                   (1)             10/20/04
                                                                                        -----
                                                                                        $(148)
                                                                                        =====



Options open at July 31, 2004 are as follows:



                                                  Number of                           Expiration
                 Type                             Contracts         Premium              Month              Value
----------------------------------------------------------------------------------------------------------------------
  10-Year U.S. Treasury Futures Call                (52)          $ (40,091)         August 2004            $ (36,563)
  10-Year U.S. Treasury Futures Put                 (52)            (53,998)         August 2004              (51,187)
                                                                  ---------                                  ---------
                                                                  $ (94,089)                                $ (87,750)
                                                                  =========                                  =========


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Large Cap Growth Fund
--------------------------------------------------------------------------------

Investment Portfolio                                   July 31, 2004 (Unaudited)


                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
COMMON STOCKS 96.8%
Automobiles & Transportation 0.5%
Air Transport 0.5%
Expeditors International Washington Inc.         460       $21,349
                                                         ----------
Total Automobiles & Transportation                          21,349
                                                         ----------
Consumer Discretionary 21.2%
Casinos/Gambling, Hotel/Motel 3.4%
International Game Technology Inc. ......      1,714        55,430
Marriott International Inc. .............      1,210        59,048
Starwood Hotels + Resorts Inc. ..........        440        19,800
                                                         ----------
                                                           134,278
                                                         ----------
Commercial Services 2.6%
eBay Inc.* ..............................        610        47,781
InterActivecorp. ........................        271         7,398
Manpower Inc.* ..........................      1,041        45,336
                                                         ----------
                                                            100,515
                                                         ----------
Communications, Media & Entertainment 1.7%
Walt Disney Co. .........................      2,820        65,114
                                                         ----------
Consumer Electronics 3.0%
Harman International Inc. ...............        430        36,864
Yahoo!, Inc.* ...........................      2,610        80,388
                                                         ----------
                                                           117,252
                                                         ----------
Printing & Publishing 2.4%
News Corp. Ltd. ADR .....................      2,750        93,225
                                                         ----------
Restaurants 0.9%
Starbucks Corp.* ........................        780        36,629
                                                         ----------
Retail 4.4%
Nordstrom Inc. ..........................        820        35,998
Petsmart Inc. ...........................        650        20,157
Staples Inc.* ...........................      1,530        44,186
Target Corp. ............................      1,620        70,632
                                                         ----------
                                                           170,973
                                                         ----------
Shoes 1.1%
Nike Inc. Cl. B .........................        580        42,172
                                                         ----------
Textile Apparel Manufacturers 1.7%
Coach Inc.* .............................        672        28,755
Polo Ralph Lauren Corp. .................      1,170        38,563
                                                         ----------
                                                            67,318
                                                         ----------
Total Consumer Discretionary                               827,476
                                                         ----------
Consumer Staples 5.8%
Beverages 2.1%
Coca-Cola Co. ...........................      1,860        81,580
                                                         ----------

                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Household Products 3.7%
Clorox Co. ..............................        977       $48,625
Procter & Gamble Co. ....................      1,854        96,686
                                                         ----------
                                                           145,311
                                                         ----------
Total Consumer Staples                                     226,891
                                                         ----------
Financial Services 13.8%
Banks & Savings & Loan 0.9%
Goldman Sachs Group Inc. ................        400        35,276
                                                         ----------
Financial Data Processing Services & Systems 2.4%
Alliance Data Systems Corp. .............        770        30,577
First Data Corp. ........................      1,400        62,454
                                                         ----------
                                                            93,031
                                                         ----------
Insurance 2.1%
American International Group Inc. .......      1,182        83,508
                                                         ----------
Miscellaneous Financial 7.8%
American Express Co. ....................      1,379        69,294
Citigroup Inc. ..........................      1,720        75,835
Federal National Mortgage Association ...        430        30,513
MBNA Corp. ..............................      1,910        47,158
Providian Financial Corp. ...............      2,420        33,493
SLM Corp. ...............................      1,343        50,926
                                                         ----------
                                                           307,219
                                                         ----------
Securities Brokerage & Services 0.6%
Ameritrade Holding Corp.* ...............      2,030        22,513
                                                         ----------
Total Financial Services                                   541,547
                                                         ----------
Health Care 20.8%
Drugs & Biotechnology 15.0%
Allergan Inc. ...........................        623        47,124
Amgen Inc.* .............................        367        20,875
Biogen Idec Inc.* .......................      1,090        65,400
Charles River Laboratories
 International, Inc. ....................        930        41,915
Chiron Corp.* ...........................        720        32,998
Elan Plc ................................      1,020        20,961
Genentech, Inc.* ........................        390        18,985
IVAX Corp.* .............................        860        20,511
Johnson & Johnson Ltd. ..................        840        46,427
Novartis AG ADR .........................      2,186        97,627
Pfizer Inc. .............................      5,385       172,104
                                                         ----------
                                                           584,927
                                                         ----------
Health Care Services 3.7%
Caremark Rx Inc.* .......................      2,160        65,880
Unitedhealth Group Inc. .................      1,250        78,625
                                                         ----------
                                                           144,505
                                                         ----------


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Large Cap Growth Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


                                                             Value
                                                Shares     (Note 1)
-------------------------------------------------------------------
Hospital Supply 2.1%
Alcon Inc.* .............................        280       $21,448
Guidant Corp. ...........................      1,100        60,852
                                                         ----------
                                                            82,300
                                                         ----------
Total Health Care                                          811,732
                                                         ----------
Materials & Processing 1.1%
Agriculture 1.1%
Monsanto Co. ............................      1,150        41,699
                                                         ----------
Total Materials & Processing                                41,699
                                                         ----------
Other 5.9%
Multi-Sector 5.9%
General Electric Co. ....................      4,251       141,346
Tyco International Ltd. .................      2,860        88,660
                                                         ----------
Total Other                                                230,006
                                                         ----------
Other Energy 5.7%
Gas Pipelines 2.7%
EOG Resources Inc. ......................      1,650       104,857
                                                         ----------
Miscellaneous Energy 1.4%
Consol Energy Inc. ......................      1,520        54,477
                                                         ----------
Oil & Gas Producers 1.6%
Burlington Resources Inc. ...............        636        24,276
Newfield Exploration Co.* ...............        700        41,349
                                                         ----------
                                                            65,625
                                                         ----------
Total Other Energy                                         224,959
                                                         ----------
Technology 20.6%
Communications Technology 5.9%
Cisco Systems Inc.* .....................      6,195       129,228
Juniper Networks Inc.* ..................      1,650        37,884
Qualcomm Inc. ...........................        920        63,553
                                                         ----------
                                                           230,665
                                                         ----------
Computer Software 6.9%
Microsoft Corp. .........................      5,952       169,394
Oracle Systems Corp.* ...................      4,490        47,190
Red Hat Inc.* ...........................      1,240        21,229
Symantec Corp.* .........................        650        30,394
                                                         ----------
                                                           268,207
                                                         ----------
Computer Technology 1.6%
Dell Inc.* ..............................      1,140        40,436
Zebra Technologies Corp. Cl. A* .........        250        20,657
                                                         ----------
                                                            61,093
                                                         ----------
Electronics 1.9%
Flextronics International Ltd.* .........      1,740        21,872
General Dynamics Corp. ..................        550        54,351
                                                         ----------
                                                            76,223
                                                         ----------

                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Electronics: Semiconductors/Components 4.3%
Intel Corp. .............................      3,049       $74,335
Linear Technology Corp. .................      1,872        73,195
PMC Sierra Inc.* ........................      1,680        19,958
                                                         ----------
                                                           167,488
                                                         ----------
Total Technology                                           803,676
                                                         ----------
Utilities 1.4%
Cable Television & Radio 0.7%
Comcast Corp.* ..........................      1,010        27,068
                                                         ----------
Telecommunications 0.7%
Sprint Corp. ............................      1,520        28,394
                                                         ----------
Total Utilities
                                                            55,462
                                                         ----------
Total Common Stocks (Cost $3,437,003)
                                                         3,784,797
                                                       ------------
SHORT-TERM INVESTMENTS 4.1%
State Street Navigator Securities Lending
 Prime Portfolio ........................    161,495       161,495
                                                         ----------
Total Short-Term Investments (Cost $161,495)
                                                           161,495
                                                         ----------



-------------------------------------------------------------------
                           Principal       Maturity
                             Amount          Date
-------------------------------------------------------------------
COMMERCIAL PAPER 3.1%
American Express
 Credit Corp., 1.25%        $120,000       8/03/2004        119,992
                                                         ----------
Total Commercial Paper (Cost $119,992)                      119,992
                                                         ----------

Investments (Cost $3,718,490) - 104.0%                    4,066,284
Cash and Other Assets, Less Liabilities - (4.0%)           (156,072)
                                                         ----------
Net Assets - 100.0%                                      $3,910,212
                                                         ==========



Federal Income Tax Information:
At July 31, 2004, the net unrealized appreciation
 of investments based on cost for Federal income tax
 purposes of $3,720,441 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost                                           $ 435,113
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax
 cost over value                                           (89,270)
                                                         ----------
                                                         $ 345,843
                                                         ==========


--------------------------------------------------------------------------------
*Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Large Cap Analyst Fund
--------------------------------------------------------------------------------

Investment Portfolio                                   July 31, 2004 (Unaudited)


-------------------------------------------------------------------
                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
COMMON STOCKS 99.7%
Automobiles & Transportation 1.0%
Railroads 1.0%
Union Pacific Corp. .....................      1,480     $  83,383
                                                         ----------
Total Automobiles & Transportation                          83,383
                                                         ----------
Consumer Discretionary 13.6%
Casinos/Gambling, Hotel/Motel 0.8%
International Game Technology Inc. ......      1,880        60,799
                                                         ----------
Commercial Services 1.6%
InterActivecorp. ........................      4,510       123,123
                                                         ----------
Communications, Media & Entertainment 1.8%
Univision Communications Inc. Cl. A* ....      1,350        39,110
Walt Disney Co. .........................      4,650       107,368
                                                         ----------
                                                           146,478
                                                         ----------
Consumer Electronics 1.4%
Yahoo!, Inc.* ...........................      3,580       110,264
                                                         ----------
Printing & Publishing 1.2%
News Corp. Ltd. ADR .....................      2,850        96,615
                                                         ----------
Restaurants 1.1%
McDonald's Corp. ........................      3,290        90,475
                                                         ----------
Retail 4.8%
Bed Bath & Beyond Inc.* .................      2,020        71,488
Best Buy Company Inc. ...................      1,330        64,053
Federated Department Stores Inc. ........      1,210        57,983
Home Depot Inc. .........................      2,990       100,823
Lowes Companies Inc. ....................        820        39,950
Nordstrom Inc. ..........................      1,150        50,485
                                                         ----------
                                                           384,782
                                                         ----------
Textile Apparel Manufacturers 0.9%
Coach Inc.* .............................      1,746        74,712
                                                         ----------
Total Consumer Discretionary                             1,087,248
                                                         ----------
Consumer Staples 7.2%
Beverages 2.1%
Coca-Cola Co. ...........................      1,545        67,764
PepsiCo Inc. ............................      2,045       102,250
                                                         ----------
                                                           170,014
                                                         ----------
Drug & Grocery Store Chains 1.4%
CVS Corp. ...............................      2,590       108,443
                                                         ----------
Foods 1.0%
Kellogg Co. .............................        850        35,411
Sara Lee Corp. ..........................      1,870        41,065
                                                         ----------
                                                            76,476
                                                         ----------

-------------------------------------------------------------------
                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Household Products 1.9%
Clorox Co. ..............................        890     $  44,295
Procter & Gamble Co. ....................      2,070       107,951
                                                         ----------
                                                           152,246
                                                         ----------
Tobacco 0.8%
Altria Group Inc. .......................      1,400        66,640
                                                         ----------
Total Consumer Staples                                     573,819
                                                         ----------
Financial Services 21.6%
Banks & Savings & Loan 5.8%
Bank of America Corp. ...................      2,000       170,020
Bank of New York Co., Inc. ..............      2,760        79,295
Fifth Third Bancorp. ....................      1,150        56,764
J.P. Morgan Chase & Co. .................      3,130       116,843
Wachovia Corp. ..........................        880        38,993
                                                         ----------
                                                           461,915
                                                         ----------
Financial Data Processing Services & Systems 1.9%
DST Systems Inc. ........................      1,320        60,139
First Data Corp. ........................      2,120        94,573
                                                         ----------
                                                           154,712
                                                         ----------
Insurance 4.5%
AFLAC Inc. ..............................        950        37,658
Allstate Corp. ..........................      1,100        51,788
American International Group Inc. .......      2,420       170,973
Hartford Financial Services Group Inc. ..      1,540       100,254
                                                         ----------
                                                           360,673
                                                         ----------
Miscellaneous Financial 8.4%
AMBAC Financial Group Inc. ..............      1,150        81,776
American Express Co. ....................      2,560       128,640
Citigroup Inc. ..........................      4,410       194,437
Federal Home Loan Mortgage Corp. ........      1,020        65,596
Federal National Mortgage Association ...        610        43,286
MBNA Corp. ..............................      1,850        45,676
Morgan Stanley Dean Witter Inc. .........      1,460        72,022
Willis Group Holdings Ltd. ..............      1,280        44,544
                                                         ----------
                                                           675,977
                                                         ----------
Securities Brokerage & Services 1.0%
Lehman Brothers Holdings Inc. ...........      1,120         78,512
                                                         ----------
Total Financial Services                                 1,731,789
                                                         ----------


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Large Cap Analyst Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


--------------------------------------------------------------------------------
                                                           Value
                                              Shares      (Note 1)
--------------------------------------------------------------------------------
Health Care 14.6%
Drugs & Biotechnology 9.9%
Amgen Inc.* .............................      1,670     $  94,990
Biogen Idec Inc.* .......................      1,004        60,240
Charles River Laboratories
 International, Inc. ....................      1,530        68,957
Chiron Corp. ............................      1,350        61,870
Elan Plc ................................      2,590        53,225
Gilead Sciences Inc.* ...................      1,120        72,397
IVAX Corp.* .............................      2,660        63,441
Novartis AG ADR .........................      3,940       175,960
Pfizer Inc. .............................      4,455       142,382
                                                         ----------
                                                           793,462
                                                         ----------
Health Care Services 2.4%
Aetna Inc. ..............................        490        42,042
Caremark Rx Inc.* .......................      2,040        62,220
Medco Health Solutions Inc.* ............      1,490        45,147
Wellpoint Health Networks Inc. Cl. A* ...        430        43,473
                                                         ----------
                                                           192,882
                                                         ----------
Hospital Supply 2.3%
Boston Scientific Corp.* ................      1,150        43,999
Guidant Corp. ...........................      1,600        88,512
Medtronic Inc. ..........................        980        48,676
                                                         ----------
                                                           181,187
                                                         ----------
Total Health Care                                        1,167,531
                                                         ----------
Integrated Oils 4.1%
Integrated International 4.1%
Exxon Mobil Corp. .......................      5,340       247,242
Total Fina SA ADR .......................        810        78,853
                                                         ----------
Total Integrated Oils                                      326,095
                                                         ----------
Materials & Processing 3.9%
Chemicals 2.6%
Air Products & Chemicals Inc. ...........        760        39,330
Dow Chemical Co. ........................      2,510       100,124
Sherwin Williams Co. ....................      1,740        70,261
                                                         ----------
                                                            209,715
                                                         ----------
Containers & Packaging 0.5%
Sealed Air Corp. ........................        890        42,222
                                                         ----------
Paper & Forest Products 0.8%
International Paper Co. .................      1,460        63,116
                                                         ----------
Total Materials & Processing                               315,053
                                                         ----------
Other 6.4%
Multi-Sector 6.4%
General Electric Co. ....................      8,350       277,637
Honeywell International Inc. ............      3,760       141,414
ITT Industries Inc. .....................      1,180        94,341
                                                         ----------
Total Other                                                513,392
                                                         ----------

-------------------------------------------------------------------
                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Other Energy 3.3%
Miscellaneous Energy 0.9%
Consol Energy Inc. ......................      1,120     $  40,141
Peabody Energy Corp. ....................        600        33,708
                                                         ----------
                                                            73,849
                                                         ----------
Oil & Gas Producers 1.8%
EOG Resources Inc. ......................      2,225       141,399
                                                         ----------
Oil Well Equipment & Services 0.6%
Halliburton Co. .........................      1,420        45,085
                                                         ----------
Total Other Energy                                         260,333
                                                         ----------
Producer Durables 4.0%
Industrial Products 0.5%
American Power Conversion Corp. .........      2,870        43,337
                                                         ----------
Machinery 1.5%
AGCO Corp.* .............................      2,180        45,606
Illinois Tool Works Inc. ................        800        72,416
                                                         ----------
                                                           118,022
                                                         ----------
Production Technology Equipment 2.0%
Applied Materials Inc.* .................      5,170        87,735
Lam Research Corp.* .....................      3,045        72,623
                                                         ----------
                                                           160,358
                                                         ----------
Total Producer Durables                                    321,717
                                                         ----------
Technology 12.6%
Communications Technology 2.6%
Cisco Systems Inc.* .....................      6,890       143,725
Qualcomm Inc.* ..........................        850        58,718
                                                         ----------
                                                           202,443
                                                         ----------
Computer Software 4.4%
Microsoft Corp. .........................      8,460       240,771
Oracle Corp.* ...........................      5,330        56,018
Symantec Corp.* .........................      1,210        56,580
                                                         ----------
                                                           353,369
                                                         ----------
Computer Technology 3.1%
Dell Inc.* ..............................      1,780        63,137
EMC Corp.* ..............................      4,555        49,968
Hewlett-Packard Co. .....................      2,590        52,189
IBM Corp. ...............................        960        83,587
                                                         ----------
                                                           248,881
                                                         ----------


The accompanying notes are an integral part of the financial statements.

State Street Research Institutional
Large Cap Analyst Fund
--------------------------------------------------------------------------------

Investment Portfolio (cont'd)                          July 31, 2004 (Unaudited)


-------------------------------------------------------------------
                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Electronics: Semiconductors/Components 2.5%
Linear Technology Corp. .................      1,785     $  69,794
Maxim Integrated Products Inc.* .........      1,330        63,973
Taiwan Semiconductor Manufacturing
 Co. Ltd. * .............................      9,500        67,640
                                                         ----------
                                                           201,407
                                                         ----------
Total Technology                                         1,006,100
                                                         ----------
Utilities 7.4%
Cable Television & Radio 2.4%
Comcast Corp. ...........................      4,150       113,710
Cox Communications Inc. Cl. A* ..........      2,850        78,603
                                                         ----------
                                                           192,313
                                                         ----------
Electrical 0.9%
Exelon Corp. ............................      2,040        71,196
                                                         ----------

-------------------------------------------------------------------
                                                            Value
                                              Shares      (Note 1)
-------------------------------------------------------------------
Telecommunications 4.1%
Nextel Communications Inc. Cl. A* .......      2,250     $  51,210
SBC Communications Inc. .................      4,390       111,242
Sprint Corp. ............................      3,850        71,918
Verizon Communications Inc. .............      2,440        94,038
                                                        -----------
                                                           328,408
                                                        -----------
Total Utilities                                            591,917
                                                        -----------
Total Common Stocks and Investments
 (Cost $7,656,754) - 99.7%                               7,978,377
Cash and Other Assets, Less Liabilities - 0.3%              27,476
                                                         ----------
Net Assets - 100.0%                                     $8,005,853
                                                        ===========
Federal Income Tax Information:
At July 31, 2004, the net unrealized appreciation
 of investments based on cost for Federal income tax
 purposes of $7,693,716 was as follows:
Aggregate gross unrealized appreciation for all
 investments in which there is an excess of value
 over tax cost                                           $ 559,261
Aggregate gross unrealized depreciation for all
 investments in which there is an excess of tax
 cost over value                                          (274,600)
                                                        -----------
                                                         $ 284,661
                                                        ===========


--------------------------------------------------------------------------------
*Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                   July 31, 2004 (Unaudited)


                                                              State Street Research  State Street Research
                                                                  Institutional          Institutional
                                                                   Core Fixed           Core Plus Fixed
                                                                   Income Fund            Income Fund
                                                             ---------------------- -----------------------
Assets
Investments, at value (Note 1) .............................      $ 98,273,681            $85,748,349
Cash .......................................................            11,042                      -
Receivable for securities sold .............................         1,557,612              2,189,983
Interest and dividends receivable ..........................           539,278                515,320
Receivable for variation margin ............................                 -                  6,556
Other assets ...............................................             1,336                      -
                                                                  ------------            -----------
                                                                   100,382,949             88,460,208
Liabilities
Payable for collateral received on securities loaned .......        12,194,374              6,710,825
Payable to custodian (Note 1) ..............................                 -                 74,872
Payable for securities purchased ...........................        16,718,113             16,090,127
Options written, at value (premium $108,475
 and $94,089) ..............................................           101,250                 87,750
Accrued management fee (Note 2) ............................            15,064                 16,670
Payable for variation margin ...............................             3,024                      -
Payable for open forward contracts .........................                 -                    148
                                                                  ------------            -----------
                                                                    29,031,825             22,980,392
                                                                  ------------            -----------
Net Assets                                                        $ 71,351,124            $65,479,816
                                                                  ============            ===========
Net assets consist of:
 Undistributed net investment income .......................      $    440,617            $   482,472
 Unrealized appreciation of investments ....................           341,904                410,360
 Unrealized appreciation of futures contracts and
  options ..................................................            23,071                 26,114
 Unrealized depreciation of foreign currency ...............                 -                   (148)
 Accumulated net realized loss .............................          (840,442)              (781,264)
 Paid-in capital ...........................................        71,385,974             65,342,282
                                                                  ------------            -----------
                                                                  $ 71,351,124            $65,479,816
                                                                  ============            ===========
Shares .....................................................         6,867,295              6,401,351
                                                                  ============            ===========
Net Asset Value and redemption price per share of ..........      $      10.39            $     10.23
                                                                  ============            ===========
Cost of Investments ........................................      $ 97,931,777            $85,337,989
                                                                  ============            ===========

                                                              State Street Research  State Street Research
                                                                  Institutional          Institutional
                                                                    Large Cap              Large Cap
                                                                   Growth Fund            Analyst Fund
                                                             ----------------------- -----------------------
Assets
Investments, at value (Note 1) .............................      $  4,066,284            $7,978,377
Cash .......................................................            17,247               135,889
Receivable for securities sold .............................            71,394                 8,014
Interest and dividends receivable ..........................             2,280                 7,009
Receivable for variation margin ............................                 -                     -
Other assets ...............................................                62                   709
                                                                  ------------            ----------
                                                                     4,157,267             8,129,998
Liabilities
Payable for collateral received on securities loaned .......           161,495                     -
Payable to custodian (Note 1) ..............................                 -                     -
Payable for securities purchased ...........................            84,087               121,144
Options written, at value (premium $108,475
 and $94,089) ..............................................                 -                     -
Accrued management fee (Note 2) ............................             1,473                 3,001
Payable for variation margin ...............................                 -                     -
Payable for open forward contracts .........................                 -                     -
                                                                  ------------            ----------
                                                                       247,055               124,145
                                                                  ------------            ----------
Net Assets                                                        $  3,910,212            $8,005,853
                                                                  ============            ==========
Net assets consist of:
 Undistributed net investment income .......................      $      4,870            $   33,629
 Unrealized appreciation of investments ....................           347,794               321,623
 Unrealized appreciation of futures contracts and
  options ..................................................                 -                     -
 Unrealized depreciation of foreign currency ...............                 -                     -
 Accumulated net realized loss .............................        (2,714,212)             (305,899)
 Paid-in capital ...........................................         6,271,760             7,956,500
                                                                  ------------            ----------
                                                                  $  3,910,212            $8,005,853
                                                                  ============            ==========
Shares .....................................................           655,342               817,516
                                                                  ============            ==========
Net Asset Value and redemption price per share of ..........      $       5.97            $     9.79
                                                                  ============            ==========
Cost of Investments ........................................      $  3,718,490            $7,656,754
                                                                  ============            ==========



The accompanying notes are an integral part of the financial statements.

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Statements of Operations

For the six months ended July 31, 2004 (Unaudited)


                                                              State Street Research  State Street Research
                                                                 Institutional           Institutional
                                                                   Core Fixed           Core Plus Fixed
                                                                   Income Fund            Income Fund
                                                           ---------------------- -----------------------
Investment Income
Interest (Note 1) ..........................................       $1,100,903            $  1,117,404
Dividends* .................................................                -                       -
                                                                   ----------            ------------
                                                                    1,100,903               1,117,404
Expenses
Management fee (Note 2) ....................................           88,455                 100,745
                                                                   ----------            ------------
Net investment income ......................................        1,012,448               1,016,659
                                                                   ----------            ------------
Realized and Unrealized Gain (Loss)
 on Investments, Foreign Currency,
 Futures Contracts and Options
Net realized gain (loss) on investments
 (Notes 1 and 4) ...........................................          (43,718)                182,152
Net realized loss on futures contracts and options
 (Note 1) ..................................................          (86,227)               (146,035)
Net realized loss on foreign currency and
 forward contracts .........................................                -                  (4,414)
                                                                   ----------            ------------
 Total net realized gain (loss) ............................         (129,945)                 31,703
                                                                   ----------            ------------
Change in unrealized depreciation of investments ...........         (820,512)             (1,064,749)
Change in unrealized appreciation of futures contracts
 and options ...............................................           17,085                  41,834
Change in unrealized depreciation of foreign currency
 and forward contracts .....................................                -                  (1,024)
                                                                   ----------            ------------
 Total change in unrealized depreciation ...................         (803,427)             (1,023,939)
                                                                   ----------            ------------
Net loss on investments, foreign currency and forward
 contracts .................................................         (933,372)               (992,236)
                                                                   ----------            ------------
Net increase (decrease) in net assets resulting
 from operations ...........................................       $   79,076            $     24,423
                                                                   ==========            ============

                                                              State Street Research  State Street Research
                                                                 Institutional           Institutional
                                                                    Large Cap              Large Cap
                                                                   Growth Fund            Analyst Fund
                                                           ----------------------- -----------------------
Investment Income
Interest (Note 1) ..........................................       $      610              $      171
Dividends* .................................................           15,496                  51,032
                                                                   ----------              ----------
                                                                       16,106                  51,203
Expenses
Management fee (Note 2) ....................................            8,892                  17,329
                                                                   ----------              ----------
Net investment income ......................................            7,214                  33,874
                                                                   ----------              ----------
Realized and Unrealized Gain (Loss)
 on Investments, Foreign Currency,
 Futures Contracts and Options
Net realized gain (loss) on investments
 (Notes 1 and 4) ...........................................          217,986                 532,780
Net realized loss on futures contracts and options
 (Note 1) ..................................................                -                       -
Net realized loss on foreign currency and
 forward contracts .........................................                -                       -
                                                                   ----------              ----------
 Total net realized gain (loss) ............................          217,986                 532,780
                                                                   ----------              ----------
Change in unrealized depreciation of investments ...........         (339,167)               (608,040)
Change in unrealized appreciation of futures contracts
 and options ...............................................                -                       -
Change in unrealized depreciation of foreign currency
 and forward contracts .....................................                -                       -
                                                                   ----------              ----------
 Total change in unrealized depreciation ...................         (339,167)               (608,040)
                                                                   ----------              ----------
Net loss on investments, foreign currency and forward
 contracts .................................................         (121,181)                (75,260)
                                                                   ----------              ----------
Net increase (decrease) in net assets resulting
 from operations ...........................................       $ (113,967)             $  (41,386)
                                                                   ==========              ==========



* Dividend income is net of foreign withholding taxes of $0, $0, $351 and $769, respectively.


The accompanying notes are an integral part of the financial statements.

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                    State Street Research Institutional  State Street Research Institutional
                                                          Core Fixed Income Fund             Core Plus Fixed Income Fund
                                                   ------------------------------------- -----------------------------------
                                                    Six Months Ended                      Six Months Ended
                                                      July 31, 2004       Year Ended       July 31, 2004       Year Ended
                                                       (Unaudited)     January 31, 2004     (Unaudited)     January 31, 2004
                                                   ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ............................    $  1,012,448       $  1,927,381      $  1,016,659      $  2,269,887
Net realized gain (loss) on investments, foreign
 currency, futures contracts and options .........        (129,945)         1,736,594            31,703         2,403,035
Change in unrealized depreciation of investments,
 foreign currency, forward contracts and futures
 contracts .......................................        (803,427)          (651,994)       (1,023,939)         (336,584)
                                                      ------------       ------------      ------------      ------------
Net increase resulting from operations ...........          79,076          3,011,981            24,423         4,336,338
                                                      ------------       ------------      ------------      ------------
Dividends from net investment income .............      (1,347,740)        (2,381,270)       (1,412,732)       (2,627,353)
                                                      ------------       ------------      ------------      ------------
Distributions from capital gains .................        (695,928)        (1,670,277)       (1,016,789)       (1,756,586)
                                                      ------------       ------------      ------------      ------------
Share Transactions:
Proceeds from sale of shares .....................               -         12,233,336                 -        19,564,569
Net asset value of shares issued in payment of:
 Dividends from net investment income ............       1,347,240          2,380,192         1,412,182         2,626,226
 Distributions from capital gains ................         695,666          1,669,534         1,016,396         1,755,859
Cost of shares repurchased .......................         (31,857)        (1,302,634)       (5,600,000)       (8,250,038)
                                                      ------------       ------------      ------------      ------------
Net increase (decrease) from fund share
 transactions (Note 5) ...........................       2,011,049         14,980,428        (3,171,422)       15,696,616
                                                      ------------       ------------      ------------      ------------
Total increase (decrease) in net assets ..........          46,457         13,940,862        (5,576,520)       15,649,015
Net Assets
Beginning of period ..............................      71,304,667         57,363,805        71,056,336        55,407,321
                                                      ------------       ------------      ------------      ------------
End of period* ...................................    $ 71,351,124       $ 71,304,667      $ 65,479,816      $ 71,056,336
                                                      ============       ============      ============      ============
Number of shares:
 Sold ............................................               -          1,136,330                 -         1,857,628
Issued upon reinvestment of:
 Dividends from net investment income ............         128,618            220,692           136,741           246,205
 Distribution from capital gains .................          65,198            156,865            96,524           166,281
 Repurchased .....................................          (3,030)          (118,735)         (536,894)         (773,076)
                                                      ------------       ------------      ------------      ------------
Net increase in fund shares ......................         190,786          1,395,152          (303,629)        1,497,038
                                                      ============       ============      ============      ============



* Including undistributed net investment income of $440,617, $123,200, $482,472 and $286,205, respectively.


The accompanying notes are an integral part of the financial statements.

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (cont'd)


                                                    State Street Research Institutional  State Street Research Institutional
                                                           Large Cap Growth Fund               Large Cap Analyst Fund
                                                   ------------------------------------- -----------------------------------
                                                    Six Months Ended                      Six Months Ended
                                                      July 31, 2004       Year Ended       July 31, 2004       Year Ended
                                                       (Unaudited)     January 31, 2004     (Unaudited)     January 31, 2004
                                                   ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ............................     $    7,214       $       49,984      $   33,874        $  60,814
Net realized gain on investments .................        217,986            2,637,564         532,780          335,646
Change in unrealized appreciation (depreciation)
 of investments ..................................       (339,167)           1,426,185        (608,040)       1,571,624
                                                       ----------       --------------      ----------        ---------
Net increase (decrease) resulting from operations        (113,967)           4,113,733         (41,386)       1,968,084
                                                       ----------       --------------      ----------        ---------
Dividends from net investment income .............              -              (59,197)         (3,892)         (60,695)
                                                       ----------       --------------      ----------        ---------
Share Transactions:
Proceeds from sale of shares .....................              -                    -         538,447          400,000
Net asset value of shares issued in payment of:
 Dividends from net investment income ............              -               10,702           1,392           20,695
Cost of shares repurchased .......................              -          (16,697,708)              -              (31)
                                                       ----------       --------------      ----------        ---------
Net increase (decrease) from fund share
 transactions (Note 5) ...........................              -          (16,687,006)        539,839          420,664
                                                       ----------       --------------      ----------        ---------
Total increase (decrease) in net assets ..........       (113,967)         (12,632,470)        494,561        2,328,053
Net Assets
Beginning of period ..............................      4,024,179           16,656,649       7,511,292        5,183,239
                                                       ----------       --------------      ----------        ---------
End of period* ...................................     $3,910,212       $    4,024,179      $8,005,853        $7,511,292
                                                       ==========       ==============      ==========        ==========
Number of shares:
 Sold ............................................              -                    -          53,897           43,478
Issued upon reinvestment of:
 Dividends from net investment income ............              -                2,263             139            2,209
 Repurchased .....................................              -           (2,924,904)              -               (3)
                                                       ----------       --------------      ----------        ---------
Net increase (decrease) in fund shares ...........              -           (2,922,641)         54,036           45,684
                                                       ==========       ==============      ==========        =========



* (Including undistributed net investment income (loss) of $4,870 and $(2,344), and $33,629 and $3,647, respectively).


The accompanying notes are an integral part of the financial statements.

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Notes to Unaudited Financial Statements                            July 31, 2004

Note 1

State Street Research Institutional Funds (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Institutional Core Fixed Income Fund (the "Institutional Core Fixed Fund"), State Street Research Institutional Core Plus Fixed Income Fund (the "Institutional Core Plus Fund"), State Street Research Institutional Large Cap Growth Fund (the "Institutional Large Cap Growth Fund") and State Street Research Institutional Large Cap Analyst Fund (the "Institutional Large Cap Analyst Fund") (collectively, the "Funds"). State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), serves as the funds' investment manager.


The investment objectives of the Funds are as follows: The Institutional Core Fixed Fund and the Institutional Core Plus Fund seek competitive total returns primarily from investing in fixed income securities. The Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund seek to provide long-term growth of capital.

Each fund offers one class of shares. The minimum investment in each fund is $1,000,000, unless the Funds' investment manager allows a lower amount at its discretion.

The following significant accounting policies are consistently followed by the Funds in preparing their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation. Fixed Income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded and before the close of business of the fund are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.


B. Forward Contracts and Foreign Currencies
A Fund enters into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risk may arise from the potential liability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in a fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.


C. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At July 31, 2004, the payable to the custodian bank of $74,872 represents the amount due for cash advance for the settlement of a security purchased in the Institutional Core Plus Fixed Fund.


D. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Funds. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized. Certain fixed income

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Notes (cont'd)                                                     July 31, 2004

securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method.

E. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly for the Institutional Core Fixed Fund and the Institutional Core Plus Fund and annually, if any, for the Institutional Large Cap Growth Fund and Institutional Large Cap Analyst Fund. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gain and losses, wash sale deferrals and premium amortization on fixed income securities.

F. Federal Income Tax

No provision for Federal income taxes is necessary because the Funds have elected to qualify under Subchapter M of the Internal Revenue Code and their policy is to distribute all of their taxable income, including realized capital gains, within the prescribed time periods. At January 31, 2004, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund had capital loss carryforwards of $2,929,470 and $777,878 available, respectively, to the extent provided in regulations, to offset future capital gains which expire on January 31, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Funds are required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Funds are permitted to defer into their next fiscal year any net capital losses incurred between each November 1 and the end of their fiscal years. From November 1, 2003 through January 31, 2004, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund incurred net capital losses of approximately $1,566,950 and $80,459, respectively, and intend to defer and treat such losses as arising in the fiscal year ended January 31, 2005.


G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. Futures
The Funds may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Funds will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Funds will limit their risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Funds deposit with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the Funds receive from or pay to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to each Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

I. Securities Lending

The Funds may seek additional income by lending portfolio securities to qualified institutions. The Funds will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Funds could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Funds will bear the loss. The entire amount of the collateral (consisting entirely of cash collateral) is invested in State Street Navigator Securities Lending Prime Portfolio. At July 31, 2004, the value of the securities loaned and the value of the collateral were as follows:


                                      Market Value    Collateral
                                    -------------- --------------
Institutional Core Fixed Fund         $12,028,163    $12,194,374
Institutional Core Plus Fund          $ 6,620,511    $ 6,710,825
Institutional Large Cap Growth Fund   $   159,703    $   161,495

During the six months ended July 31, 2004, income from securities lending for the Institutional Core Fixed Fund, the Institutional Core Plus Fund and the Institutional Large Cap Growth Fund amounted to $7,591, $4,233, $513, respectively, and is included in interest income on the Statement of Operations. There were no loaned securities for the Institutional Large Cap Analyst Fund.


J. Options
Certain Funds may use options to hedge against changes in values of securities the Fund owns or expects to purchase. Writing puts or buying calls tends to increase the Fund's exposure to the underlying

State Street Research
Institutional Funds
--------------------------------------------------------------------------------

Notes (cont'd)                                                     July 31, 2004


instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counter party is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.


Note 2
The Trust and the Adviser entered into an agreement under which the Adviser earned monthly fees at an annual rate of 0.25%, 0.30%, 0.45% and 0.45% of the average daily net assets for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively. In consideration of these fees, the Adviser furnishes the Funds with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management including accounting and legal services, custodial services and all other routine expenses incurred in connection with managing the business and affairs of the Funds. During the six months ended July 31, 2004, the fees pursuant to such agreement amounted to $88,455, $100,745, $8,892 and $17,329 for the Institutional Core Fixed Fund, the Institutional Core Plus Fund, the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, respectively.

Note 3

The Adviser has contractually agreed to waive a portion of the management fees and bear or reimburse certain other expenses until termination of such agreement. Pursuant to an Amended and Restated Fee Waiver and Expense Agreement, the Adviser agrees, with respect to the expense limitation applicable to each Fund, to waive a portion of its fee under the Advisory Agreement, reimburse the Fund or directly pay expenses, such that the annual expense limitation for a Fund will not be exceeded. The annual expense limitations are 0.25% for the Institutional Core Fixed Fund, 0.30% for the Institutional Core Plus Fund, 0.45% for the Institutional Large Cap Growth Fund and the Institutional Large Cap Analyst Fund, and do not include brokerage commissions and other investment-related costs, extraordinary, non-recurring and certain other unusual expenses (including taxes, litigation expenses and other extraordinary legal expenses), securities lending fees and expenses and interest expense. The Amended and Restated Fee Waiver and Expense Agreement will continue in effect until at least June 1, 2005. During the six months ended July 31, 2004, the Adviser waived or reimbursed no expenses for the Institutional Core Fixed Fund, the Institutional Core Plus Fixed Fund, the Institutional Large Cap Growth Fund, and the Institutional Large Cap Analyst Fund.


Note 4
For the six months ended July 31, 2004, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, were as follows:


                                       Purchases         Sales
                                    -------------- --------------
Institutional Core Fixed Fund        $144,827,974    $142,415,837
Institutional Core Plus Fund         $146,507,552    $149,502,517
Institutional Large Cap
   Growth Fund                       $  1,853,694    $  1,931,023
Institutional Large Cap
   Analyst Fund                      $  5,341,465    $  4,737,779


Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, no par value per share. At July 31, 2004, the Adviser owned 2,500 shares of each of the Institutional Core Fixed Fund and the Institutional Core Plus Fund and one share of the Institutional Large Cap Analyst Fund, and MetLife owned 655,333 shares of the Institutional Large Cap Growth Fund, and 500,000 shares of the Institutional Large Cap Analyst Fund.


Note 6
MetLife announced that it has entered into an agreement to sell the Adviser as part of a larger transaction to sell MetLife's asset management business to BlackRock, Inc. ("BlackRock"). The acquisition by BlackRock of MetLife's asset management business is expected to occur in the first quarter of 2005.

State Street Research
Institutional Core Fixed Income Fund
and Institutional Core Plus Fixed Income Fund
--------------------------------------------------------------------------------

Financial Highlights
For a share outstanding throughout each period.(1)


                                                    State Street Research Institutional Core Fixed Income Fund
                                                   -------------------------------------------------------------
                                                                                                                    August 2, 1999
                                                    Six Months Ended             Years ended January 31            (Commencement of
                                                      July 31, 2004   ------------------------------------------    Operations) to
                                                       (Unaudited)       2004       2003     2002(5,7)  2001(6)  January 31, 2000(6)
                                                   --------------------------------------------------------------------------------
Net asset value, beginning of period ($) .........         10.68         10.86      10.56     10.40      9.86           10.00
                                                          ------        ------     ------    ------    ------          ------
 Net investment income ($)*.......................          0.15          0.35       0.50      0.55      0.67            0.30
 Net realized and unrealized gain (loss) on
  investments ....................................         (0.14)         0.20       0.39      0.23      0.56           (0.17)
                                                          ------        ------     ------    ------    ------          ------
Total from investment operations ($) .............          0.01          0.55       0.89      0.78      1.23            0.13
                                                          ------        ------     ------    ------    ------          ------
 Dividends from net investment income ($)                  (0.20)        (0.43)     (0.55)    (0.52)    (0.69)          (0.24)
 Distributions from capital gains ................         (0.10)        (0.30)     (0.04)    (0.10)       --           (0.03)
                                                          ------        ------     ------    ------    ------          ------
Total distributions ($) ..........................         (0.30)        (0.73)     (0.59)    (0.62)    (0.69)          (0.27)
                                                          ------        ------     ------    ------    ------          ------
Net asset value, end of period ($) ...............         10.39         10.68      10.86     10.56     10.40            9.86
                                                          ======        ======     ======    ======    ======          ======
Total return (%)(2)...............................          0.11(3)       5.17       8.64      7.71     12.87            1.28(3)

Ratios/supplemental data:
Net assets at end of period ($ thousands).........        71,351        71,305     57,364    69,106     8,892           8,435
Expense ratio (%)* ...............................          0.25(4)       0.25       0.25      0.25      0.25            0.25(4)
Ratio of net investment income to average
 net assets (%)* .................................          2.86(4)       3.23       4.61      4.47      6.65            5.93(4)
Portfolio turnover rate (%) ......................        204.27        396.34     301.92    314.06    327.36          213.41
*Reflects voluntary reduction of expenses per
share of these amounts ($) .......................            --            --       0.02      0.14      0.20           0.754



                                                  State Street Research Institutional Core Plus Fixed Income Fund
                                                  ---------------------------------------------------------------
                                                                                                                    August 2, 1999
                                                    Six Months Ended             Years ended January 31            (Commencement of
                                                      July 31, 2004   ------------------------------------------    Operations) to
                                                       (Unaudited)       2004       2003     2002(5,7)  2001(6)  January 31, 2000(6)
                                                  ---------------------------------------------------------------------------------
Net asset value, beginning of period ($) ..........        10.60          10.64      10.37      10.35       9.86        10.00
                                                          ------         ------     ------     ------     ------       ------
 Net investment income ($)* .......................         0.16           0.39       0.53       0.59       0.69         0.31
 Net realized and unrealized gain (loss) on
  investments .....................................        (0.15)          0.31       0.30       0.15       0.54        (0.14)
                                                          ------         ------     ------     ------     ------       ------
Total from investment operations ($) ..............         0.01           0.70       0.83       0.74       1.23         0.17
                                                          ------         ------     ------     ------     ------       ------
 Dividends from net investment income ($)                  (0.22)         (0.45)     (0.55)     (0.59)     (0.74)       (0.26)
 Distributions from capital gains .................        (0.16)         (0.29)     (0.01)     (0.13)        --        (0.05)
                                                          ------         ------     ------     ------     ------       ------
Total distributions ($) ...........................        (0.38)         (0.74)     (0.56)     (0.72)     (0.74)       (0.31)
                                                          ------         ------     ------     ------     ------       ------
Net asset value, end of period ($) ................        10.23          10.60      10.64      10.37      10.35         9.86
                                                          ======         ======     ======     ======     ======       ======
Total return (%)(2) ...............................         0.03(3)        6.73       8.28       7.45      12.93         1.72(3)

Ratios/supplemental data:
Net assets at end of period ($ thousands) .........       65,480         71,056     55,407     64,477     11,987       11,426
Expense ratio (%)* ................................         0.30(4)        0.28       0.25       0.25       0.25         0.25(4)
Ratio of net investment income to average
 net assets (%)* ..................................         3.03(4)        3.69       4.84       5.55       6.84        6.134
Portfolio turnover rate (%) .......................       221.00         404.83     365.81     353.92     323.47       234.12
*Reflects voluntary reduction of expenses per
share of these amounts ($) ........................           --             --       0.07       0.18       0.20         0.81(4)



--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.


(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not reduced a portion of the fund's expenses.

(3) Not annualized.
(4) Annualized.

(5) Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share by $.02 and $.02, increase net realized per share by $.02 and $.02, and decrease the ratio of net investment income to average net assets by 0.21% and 0.20% for the Institutional Core Fixed Fund and the Institutional Core Plus Fund, respectively. The financial highlights for periods prior to February 1, 2001 have not been restated for this change in policy.

(6) Represents per-share figures for Class IV.
(7) Represents per-share figures for all classes through December 16, 2001, and then one class effective December 17, 2001.

State Street Research
Institutional Large Cap Growth Fund
and Institutional Large Cap Analyst Fund
--------------------------------------------------------------------------------

Financial Highlights (cont'd)


                                                     State Street Research Institutional Large Cap Growth Fund
                                                   -------------------------------------------------------------

                                                                                Years ended January 31
                                                                      ------------------------------------------   August 2, 1999
                                                    Six Months Ended                                              (Commencement of
                                                      July 31, 2004                                                Operations) to
                                                       (Unaudited)       2004       2003       2002(6)     2001  January 31, 2000(5)
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of period ($) .........         6.14          4.66        6.92      10.16      12.33         10.00
                                                          -----        ------      ------     ------      -----         -----
 Net investment income (loss) ($)* ...............         0.01          0.02        0.03       0.02      (0.00)         0.01
 Net realized and unrealized gain (loss) on
  investments ....................................        (0.18)         1.53       (2.28)     (3.26)     (1.14)         2.32
                                                          -----        ------      ------     ------      -----         -----
Total from investment operations ($) .............        (0.17)         1.55       (2.25)     (3.24)     (1.14)         2.33
                                                          -----        ------      ------     ------      -----         -----
 Dividends from net investment income ($)                    --         (0.07)      (0.01)        --      (0.38)           --
 Distribution from capital gains ($) .............           --            --          --         --      (0.65)           --
                                                          -----        ------      ------     ------      -----         -----
Total distributions ($) ..........................           --         (0.07)      (0.01)        --      (1.03)           --
                                                          -----        ------      ------     ------      -----         -----
Net asset value, end of period ($) ...............         5.97          6.14        4.66       6.92      10.16         12.33
                                                          =====        ======      ======     ======      =====         =====
Total return (%)(2) ..............................        (2.77)(3)     33.42      (32.48)    (31.89)     (9.91)        23.30(3)

Ratios/supplemental data:
Net asset value at end of period ($ thousands)            3,910         4,024      16,657      6,240        269           308
Expense ratio (%)* ...............................         0.45(4)       0.45        0.45       0.45       0.45          0.45(4)
Ratio of net investment income (loss) to
 average net assets (%)* .........................         0.37(4)       0.37        0.48       0.29      (0.01)         0.09(4)
Portfolio turnover rate (%) ......................        46.82        106.60      178.44     140.04      82.83         41.57
*Reflects voluntary reduction of expenses of
these amounts (%) ................................           --            --        0.01       0.15       0.20          7.25(4)




                                                    State Street Research Institutional Large Cap Analyst Fund
                                                    --------------------------------------------------------------
                                                                                                December 17, 2001
                                                     Six Months Ended   Years ended January 31  (Commencement of
                                                       July 31, 2004   -----------------------   Operations) to
                                                        (Unaudited)       2004       2003       January 31, 2002
                                                    --------------------------------------------------------------
Net asset value, beginning of period ($) ..........         9.84          7.22        9.72          10.00
                                                           -----         -----     -------          -----
 Net investment income ($) ........................         0.04          0.08        0.08           0.01
 Net realized and unrealized gain (loss) on
  investments .....................................        (0.08)         2.62       (2.50)         (0.29)
                                                           -----         -----     -------          -----
Total from investment operations ($) ..............        (0.04)         2.70       (2.42)         (0.28)
                                                           -----         -----     -------          -----
 Dividends from net investment income ($)                  (0.01)        (0.08)      (0.08)            --
                                                           -----         -----     -------          -----
Total distributions ($) ...........................        (0.01)        (0.08)      (0.08)            --
                                                           -----         -----     -------          -----
Net asset value, end of period ($) ................         9.79          9.84        7.22           9.72
                                                           =====         =====     =======          =====
Total return (%) ..................................        (0.46)(3)     37.46      (24.98)         (2.80)(3)

Ratios/supplemental data:
Net asset value at end of period ($ thousands)             8,006         7,511       5,183          4,862
Expense ratio (%) .................................         0.45(4)       0.45        0.45           0.45(4)
Ratio of net investment income to average
 net assets (%) ...................................         0.88(4)       0.98        0.91           1.06(4)
Portfolio turnover rate (%) .......................        61.18         90.17       93.89          14.57


--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.


(2) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not reduced a portion of the Fund's expenses.

(3) Not annualized.
(4) Annualized.

(5) Represents per-share figures for Class III.
(6) Represents per-share figures for all classes through December 16, 2001, and then one class effective December 17, 2001.

                                                                                              Number of Funds in         Other
                                     Term of Office                                             Fund Complex        Directorships
 Name, Address     Position(s) Held   and Length of    Principal Occupations During              Overseen by           Held by
  and Age (a)          with Fund     Time Served (b)           Past 5 Years                  Trustee/Officer (c)    Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Bruce R.           Trustee           Since 2002       Retired; formerly Chairman of the               19          Avaya Inc.
Bond (58)                                             Board, Chief Executive Officer and
                                                      President, PictureTel Corporation
                                                      (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S.           Trustee           Since 2004       Retired; formerly Partner,                      19          First Marblehead
Drotch (62)                                           PricewaterhouseCoopers LLP                                  Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A.           Trustee           Since 2002       Retired; formerly Senior Vice                   53          Metropolitan
Garban (66)                                           President for Finance and Operations                        Series Fund, Inc.;
                                                      and Treasurer, The Pennsylvania State                       and
                                                      University                                                  Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M.           Trustee           Since 2002       Dean, School of Business and Public             19          The Kroger Co.
Phillips (59)                                         Management, George Washington
                                                      University; formerly a member of the
                                                      Board of Governors of the Federal
                                                      Reserve System; and Chairman and
                                                      Commissioner of the Commodity
                                                      Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby               Trustee           Since 2002       President, Founders Investments Ltd.            53          A. P. Pharma,
Rosenblatt (66)                                       (investments); President, Pacific Four                      Inc.; and
                                                      Investments (investments); formerly                         Metropolitan
                                                      President, The Glen Ellen Company                           Series Fund, Inc.;
                                                      (private investment firm)                                   and Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Scott   Trustee           Since 2002       Jay W. Forrester Professor of                   53          Metropolitan
Morton (67)                                           Management, Sloan School of                                 Series Fund, Inc.;
                                                      Management, Massachusetts Institute                         and
                                                      of Technology                                               Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard S.         Trustee           Since 2000       Chairman of the Board, President                19          None
Davis(+)                                              and Chief Executive Officer of State
(58)                                                  Street Research & Management
                                                      Company; formerly Senior Vice
                                                      President, Fixed Income Investments,
                                                      Metropolitan Life Insurance
                                                      Company
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Donald G.          Vice              Since 2001       Senior Vice President of State Street            4          None
DeVeuve            President                          Research & Management Company;
(47)                                                  formerly Vice President, State Street
                                                      Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Edward             Vice              Since 2003       Vice President of State Street                   7          None
Dowd (37)          President                          Research & Management Company;
                                                      formerly Vice President,
                                                      Independence Investment LLC and
                                                      equity research associate, Donaldson,
                                                      Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim             Vice              Since 2002       Managing Director and Chief                     18          Akamai
Goodwin (45)       President                          Investment Officer - Equities of State                      Technologies, Inc.
                                                      Street Research & Management
                                                      Company; formerly Chief Investment
                                                      Officer - U.S. Growth Equities,
                                                      American Century
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of Funds in         Other
                                     Term of Office                                             Fund Complex        Directorships
 Name, Address     Position(s) Held   and Length of    Principal Occupations During              Overseen by           Held by
  and Age (a)          with Fund     Time Served (b)           Past 5 Years                  Trustee/Officer (c)    Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Knut Langholm      Vice President    Since 2000       Senior Vice President of State Street            4          None
(44)                                                  Research & Management Company;
                                                      formerly Vice President, State Street
                                                      Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey R.         Vice President    Since 2003       Managing Director of State Street                7          None
Lindsey (42)                                          Research & Management Company;
                                                      formerly Managing Director and
                                                      Senior Vice President, Putnam
                                                      Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo   Vice President    Since 2001       Managing Director, Chief Financial              19          None
(49)                                                  Officer and Director of State Street
                                                      Research & Management Company;
                                                      formerly Executive Vice President,
                                                      State Street Research & Management
                                                      Company; and Senior Vice President,
                                                      Product and Financial Management,
                                                      MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Mark Marinella     Vice President    Since 2003       Managing Director and Chief                      9          None
(46)                                                  Investment Officer - Fixed Income of
                                                      State Street Research & Management
                                                      Company; formerly Executive Vice
                                                      President and Senior Vice President,
                                                      State Street Research & Management
                                                      Company; and Chief Investment
                                                      Officer and Head of Fixed Income,
                                                      Columbia Management Group
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey A.         Vice President    Since 1999       Managing Director of State Street                4          None
Rawlins (42)                                          Research & Management Company;
                                                      formerly Senior Vice President, State
                                                      Street Research & Management
                                                      Company
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth M.       Vice President    Since 1999       Managing Director of State Street                8          None
Westvold                                              Research & Management Company;
(44)                                                  formerly Senior Vice President, State
                                                      Street Research & Management
                                                      Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich  Treasurer         Since 2001       Senior Vice President and Treasurer             19          None
(47)                                                  of State Street Research &
                                                      Management Company; formerly
                                                      Vice President and Assistant
                                                      Treasurer, State Street Research &
                                                      Management Company
------------------------------------------------------------------------------------------------------------------------------------


The Funds' Statement of Additional Information includes further information about the Funds' trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-800-531-0131.

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

This report must be preceded or accompanied by a current State Street Research Institutional Fund's prospectus. Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing, The fund's prospectus contains more complete information on these and other matters. A prospectus for any of the funds is available through your financial professional or by calling 1-800-531-0131 or by visiting our website at www.ssrinstitutional.com. Please read the prospectus carefully before investing.

              Member NASD, SIPC

              (C)2004 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Institutional Funds

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    September 30, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    September 30, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    September 30, 2004
                          ------------------------